OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Value Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.6%

CONSUMER DISCRETIONARY 8.4%

Auto Components 0.3%

BorgWarner, Inc.	9,707	$317,225
Goodyear Tire & Rubber Co. (The)	64,816	1,952,258
Johnson Controls, Inc.	69,777	2,544,069
Visteon Corp.	3,728	260,662
Total		5,074,214
Automobiles 1.1%
Ford Motor Co.	847,974	10,608,155
General Motors Co.	257,986	7,595,108
Total		18,203,263
Diversified Consumer Services —%
Graham Holdings Co., Class B	830	405,131
Service Corp. International	1,608	37,820
Total		442,951
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	45,863	2,199,589
Hilton Worldwide Holdings, Inc.	29,815	619,556
Hyatt Hotels Corp., Class A (a)	3,693	170,432
McDonald’s Corp.	126,405	14,813,402
MGM Resorts International (a)	134,742	2,550,666
Royal Caribbean Cruises Ltd.	45,972	3,418,938
Total		23,772,583
Household Durables 0.7%
D.R. Horton, Inc.	100,744	2,691,880
Garmin Ltd.	19,000	769,690
Harman International Industries, Inc.	2,559	196,224
Lennar Corp., Class A	50,632	2,123,506
Lennar Corp., Class B	1,697	57,206
Mohawk Industries, Inc. (a)	10,768	1,935,333
PulteGroup, Inc.	57,543	989,164
Toll Brothers, Inc. (a)	17,420	478,179
Whirlpool Corp.	14,751	2,291,125
Total		11,532,307
Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Class A (a)	111,447	2,828,525
Liberty Ventures, Inc., Class A (a)	22,179	813,747
Total		3,642,272
Leisure Products 0.6%
Mattel, Inc.	344,811	11,213,254
Media 3.2%
Cable One, Inc.	761	326,142
Comcast Corp., Class A	486,112	28,063,246

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)

Liberty Broadband Corp. Class A (a)	586	$29,470
Liberty Broadband Corp. Class C (a)	5,446	274,315
Liberty Media Corp., Class A (a)	12,259	436,665
Liberty Media Corp., Class C (a)	24,891	868,696
Madison Square Garden Co. (The), Class A (a)	3,538	548,390
News Corp., Class A	31,805	344,130
News Corp., Class B	14,504	165,491
Pearson PLC	258,531	3,070,889
TEGNA, Inc.	37,312	919,368
Time Warner Cable, Inc.	20,108	3,837,813
Time Warner, Inc.	142,541	9,436,214
Viacom, Inc., Class B	65,168	2,401,441
Vivendi SA	212,179	4,401,279
Total		55,123,549
Multiline Retail 0.5%
Kohl’s Corp.	66,401	3,098,935
Macy’s, Inc.	114,631	4,953,205
Total		8,052,140
Specialty Retail 0.3%
AutoNation, Inc. (a)	10,004	514,906
Best Buy Co., Inc.	67,775	2,195,232
GameStop Corp., Class A	15,536	478,820
Penske Automotive Group, Inc.	17,538	661,533
Staples, Inc.	118,861	1,123,237
Total		4,973,728
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	13,692	1,083,722
Ralph Lauren Corp.	11,785	1,069,606
Total		2,153,328
TOTAL CONSUMER DISCRETIONARY		144,183,589
CONSUMER STAPLES 11.8%
Beverages 0.4%
Coca-Cola Co. (The)	66,125	2,851,971
Molson Coors Brewing Co., Class B	16,496	1,406,614
PepsiCo, Inc.	32,852	3,213,583
Total		7,472,168
Food & Staples Retailing 1.3%
CVS Health Corp.	155,916	15,150,358
Safeway, Inc. Casa Ley CVR (a)(b)(c)	60,717	61,622
Safeway, Inc. PDC CVR (a)(b)(c)	60,717	2,963
Wal-Mart Stores, Inc.	22,285	1,478,387

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)

Walgreens Boots Alliance, Inc.	3,917	$309,208
Wesfarmers Ltd.	162,387	4,519,178
Total		21,521,716
Food Products 2.3%
Archer-Daniels-Midland Co.	110,442	3,861,052
Bunge Ltd.	37,817	1,880,261
General Mills, Inc.	96,625	5,686,381
Ingredion, Inc.	19,994	2,023,793
JM Smucker Co. (The)	25,801	3,291,434
Kraft Heinz Co. (The)	46,420	3,575,268
Mondelez International, Inc., Class A	288,685	11,700,403
Pinnacle Foods, Inc.	25,614	1,106,269
Seaboard Corp. (a)	3	8,775
TreeHouse Foods, Inc. (a)	400	33,768
Tyson Foods, Inc., Class A	97,120	6,288,520
Total		39,455,924
Household Products 1.0%
Energizer Holdings, Inc.	4,223	164,444
Procter & Gamble Co. (The)	205,857	16,528,258
Spectrum Brands Holdings, Inc.	2,134	204,373
Total		16,897,075
Personal Products —%
Edgewell Personal Care Co.	4,223	322,848
Tobacco 6.8%
Altria Group, Inc.	801,829	49,368,612
British American Tobacco PLC	252,222	13,721,952
Philip Morris International, Inc.	542,034	49,341,355
Reynolds American, Inc.	96,758	4,879,506
Total		117,311,425
TOTAL CONSUMER STAPLES		202,981,156
ENERGY 14.8%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	37,375	1,602,266
FMC Technologies, Inc. (a)	17,607	431,900
Halliburton Co.	53,364	1,722,590
Helmerich & Payne, Inc.	32,301	1,710,984
National Oilwell Varco, Inc.	63,705	1,864,645
Schlumberger Ltd.	2,322	166,534
Transocean Ltd.	60,489	523,230
Weatherford International PLC (a)	173,614	1,111,130
Total		9,133,279

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 14.3%

Anadarko Petroleum Corp.	65,369	$2,480,754
Apache Corp.	42,170	1,614,268
BP PLC, ADR	462,658	13,458,721
California Resources Corp.	39,736	22,335
Chesapeake Energy Corp.	112,369	293,283
Chevron Corp.	718,563	59,956,897
Concho Resources, Inc. (a)	10,926	985,962
ConocoPhillips	427,869	14,474,808
Devon Energy Corp.	43,680	859,622
ENI SpA	91,197	1,275,410
EOG Resources, Inc.	82,235	5,323,894
Exxon Mobil Corp.	813,114	65,171,087
Hess Corp.	52,890	2,306,004
HollyFrontier Corp.	51,271	1,733,985
Kinder Morgan, Inc.	46,373	838,888
Marathon Oil Corp.	139,093	1,141,953
Marathon Petroleum Corp.	82,555	2,827,509
Noble Energy, Inc.	14,564	429,638
Occidental Petroleum Corp.	422,720	29,091,590
Phillips 66	97,325	7,726,632
Pioneer Natural Resources Co.	17,075	2,058,050
Range Resources Corp.	7,774	184,477
Royal Dutch Shell PLC, Class A	675,773	15,394,280
Spectra Energy Corp.	161,867	4,726,516
Suncor Energy, Inc.	102,645	2,512,750
Tesoro Corp.	35,629	2,874,548
Valero Energy Corp.	91,610	5,503,929
Whiting Petroleum Corp. (a)	20,025	80,300
Total		245,348,090
TOTAL ENERGY		254,481,369
FINANCIALS 11.1%
Banks 5.5%
Bank of America Corp.	630,652	7,895,763
Bank of Montreal	82,151	4,519,948
BB&T Corp.	74,844	2,406,983
BOK Financial Corp.	6,972	340,722
CIT Group, Inc.	25,134	749,245
Citigroup, Inc.	247,010	9,596,338
Citizens Financial Group, Inc.	14,437	277,623
Comerica, Inc.	15,342	518,253
Fifth Third Bancorp	180,531	2,754,903
Huntington Bancshares, Inc.	207,823	1,818,451
Investors Bancorp, Inc.	22,996	260,315
JPMorgan Chase & Co.	607,310	34,191,553
KeyCorp	163,770	1,727,773

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)

M&T Bank Corp.	10,145	$1,040,370
Nordea Bank AB	465,368	4,628,638
PacWest Bancorp	12,134	390,472
People’s United Financial, Inc.	26,655	389,430
PNC Financial Services Group, Inc. (The)	61,958	5,037,805
Regions Financial Corp.	232,084	1,745,272
SunTrust Banks, Inc.	60,283	2,000,190
Wells Fargo & Co.	237,522	11,144,532
Zions Bancorporation	27,834	593,421
Total		94,028,000
Capital Markets 1.4%
Bank of New York Mellon Corp. (The)	142,020	5,026,088
BlackRock, Inc.	1,950	608,322
E*TRADE Financial Corp. (a)	34,069	799,259
Goldman Sachs Group, Inc. (The)	63,364	9,474,819
Invesco Ltd.	167,972	4,491,571
Legg Mason, Inc.	10,118	288,970
Morgan Stanley	87,568	2,162,930
Raymond James Financial, Inc.	8,354	366,239
State Street Corp.	27,381	1,499,931
Total		24,718,129
Consumer Finance 0.6%
Ally Financial, Inc. (a)	125,607	2,208,171
Capital One Financial Corp.	96,194	6,322,832
Santander Consumer USA Holdings, Inc. (a)	4,933	50,563
Synchrony Financial (a)	88,187	2,376,640
Total		10,958,206
Diversified Financial Services 0.2%
CME Group, Inc.	17,396	1,590,690
Leucadia National Corp.	30,575	441,809
Nasdaq, Inc.	14,055	889,541
Voya Financial, Inc.	14,616	429,126
Total		3,351,166
Insurance 3.3%
Aflac, Inc.	40,563	2,414,310
Alleghany Corp. (a)	2,400	1,113,552
Allied World Assurance Co. Holdings AG	5,412	175,295
Allstate Corp. (The)	68,615	4,354,308
American Financial Group, Inc.	14,368	963,805
American International Group, Inc.	127,816	6,416,363
Arch Capital Group Ltd. (a)	11,201	760,996

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)

Assurant, Inc.	12,198	$867,278
Assured Guaranty Ltd.	34,966	867,506
Axis Capital Holdings Ltd.	9,588	514,972
Chubb Ltd.	28,324	3,272,272
Cincinnati Financial Corp.	19,347	1,221,570
CNA Financial Corp.	3,492	101,163
Endurance Specialty Holdings Ltd.	2,993	186,374
Everest Re Group Ltd.	13,000	2,419,690
First American Financial Corp.	6,715	248,656
FNF Group	14,886	490,940
Hartford Financial Services Group, Inc. (The)	135,349	5,700,900
Lincoln National Corp.	28,063	1,025,141
Loews Corp.	65,032	2,363,913
MetLife, Inc.	64,897	2,567,325
Old Republic International Corp.	43,614	776,329
PartnerRe Ltd.	7,061	990,447
Principal Financial Group, Inc.	93,337	3,529,072
Prudential Financial, Inc.	26,196	1,731,294
Reinsurance Group of America, Inc.	9,990	900,099
RenaissanceRe Holdings Ltd.	11,445	1,295,574
Travelers Companies, Inc. (The)	53,591	5,762,104
Unum Group	43,810	1,249,899
Validus Holdings Ltd.	6,795	305,163
White Mountains Insurance Group Ltd.	242	185,580
Willis Towers Watson PLC	886	100,402
WR Berkley Corp.	17,792	916,288
XL Group PLC	30,307	1,041,955
Total		56,830,535
Real Estate Investment Trusts (REITs) —%
Communications Sales & Leasing, Inc. (a)	29,997	565,443
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	70,937	1,073,277
TOTAL FINANCIALS		191,524,756
HEALTH CARE 11.9%
Biotechnology 0.5%
AbbVie, Inc.	167,051	9,122,655
Health Care Equipment & Supplies 0.5%
Alere, Inc. (a)	850	45,305

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (a)	103,448	$1,756,547
Hologic, Inc. (a)	9,530	330,024
Medtronic PLC	72,695	5,625,866
Teleflex, Inc.	6,434	918,904
Zimmer Biomet Holdings, Inc.	3,954	382,787
Total		9,059,433
Health Care Providers & Services 2.1%
Aetna, Inc.	61,912	6,725,501
Amsurg Corp. (a)	3,287	223,680
Anthem, Inc.	47,388	6,193,138
CIGNA Corp.	13,350	1,863,794
Community Health Systems, Inc. (a)	16,602	251,022
DaVita HealthCare Partners, Inc. (a)	9,606	633,708
Express Scripts Holding Co. (a)	123,275	8,676,095
Humana, Inc.	39,232	6,942,887
Laboratory Corp. of America Holdings (a)	7,216	792,605
Mednax, Inc. (a)	8,437	565,616
Quest Diagnostics, Inc.	36,593	2,434,532
UnitedHealth Group, Inc.	3,925	467,468
Universal Health Services, Inc., Class B	3,138	346,341
Total		36,116,387
Life Sciences Tools & Services 0.4%
Bio-Rad Laboratories, Inc., Class A (a)	1,981	266,722
Thermo Fisher Scientific, Inc.	48,398	6,252,537
Total		6,519,259
Pharmaceuticals 8.4%
Allergan PLC (a)	23,937	6,944,363
AstraZeneca PLC	90,378	5,138,595
Bristol-Myers Squibb Co.	190,065	11,770,726
Eli Lilly & Co.	157,140	11,314,080
GlaxoSmithKline PLC	258,118	5,002,344
Johnson & Johnson	256,064	26,940,493
Mallinckrodt PLC (a)	9,744	633,652
Merck & Co., Inc.	353,192	17,733,770
Perrigo Co. PLC	1,300	164,125
Pfizer, Inc.	1,935,914	57,438,568
Total		143,080,716
TOTAL HEALTH CARE		203,898,450
INDUSTRIALS 8.9%
Aerospace & Defense 2.3%
BAE Systems PLC	735,057	5,211,078

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc.	18,270	$2,143,254
Lockheed Martin Corp.	132,985	28,696,833
Orbital ATK, Inc.	5,627	471,318
Textron, Inc.	73,470	2,509,000
Total		39,031,483
Air Freight & Logistics 0.3%
FedEx Corp.	43,698	5,981,382
Airlines 0.7%
JetBlue Airways Corp. (a)	102,735	2,260,170
Southwest Airlines Co.	183,720	7,707,054
United Continental Holdings, Inc. (a)	24,619	1,409,684
Total		11,376,908
Building Products 0.1%
Owens Corning	39,808	1,708,559
Commercial Services & Supplies 0.9%
ADT Corp. (The)	51,851	2,093,225
KAR Auction Services, Inc.	34,933	1,236,978
Republic Services, Inc.	113,025	5,165,242
RR Donnelley & Sons Co.	377,356	5,728,264
Waste Connections, Inc.	29,525	1,820,807
Total		16,044,516
Construction & Engineering 0.2%
AECOM (a)	14,754	405,145
Chicago Bridge & Iron Co. NV	15,461	518,562
Fluor Corp.	30,209	1,390,822
Jacobs Engineering Group, Inc. (a)	22,071	853,044
Quanta Services, Inc. (a)	1,731	35,122
Total		3,202,695
Electrical Equipment 0.2%
Eaton Corp. PLC	67,681	3,838,189
Industrial Conglomerates 1.6%
Carlisle Companies, Inc.	5,955	536,903
Danaher Corp.	29,502	2,633,644
General Electric Co.	844,387	24,605,437
Total		27,775,984
Machinery 1.1%
AGCO Corp.	28,746	1,422,640
Caterpillar, Inc.	35,403	2,396,783
Cummins, Inc.	18,022	1,758,407

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Dover Corp.	32,321	$1,964,470
Ingersoll-Rand PLC	49,572	2,754,220
PACCAR, Inc.	18,220	938,330
Pentair PLC	43,085	2,055,585
Stanley Black & Decker, Inc.	51,070	4,801,091
Trinity Industries, Inc.	12,353	195,671
Total		18,287,197
Professional Services 0.1%
ManpowerGroup, Inc.	16,083	1,245,468
Road & Rail 1.4%
AMERCO	78	26,739
Avis Budget Group, Inc. (a)	17,538	449,674
CSX Corp.	170,417	4,113,867
Hertz Global Holdings, Inc. (a)	112,975	960,288
Kansas City Southern	27,979	2,286,164
Norfolk Southern Corp.	46,314	3,388,795
Ryder System, Inc.	3,039	172,372
Union Pacific Corp.	152,058	11,991,294
Total		23,389,193
Trading Companies & Distributors —%
United Rentals, Inc. (a)	15,921	821,046
TOTAL INDUSTRIALS		152,702,620
INFORMATION TECHNOLOGY 12.2%
Communications Equipment 3.0%
Arris International PLC (a)	14,070	336,132
Brocade Communications Systems, Inc.	91,560	909,191
Cisco Systems, Inc.	1,911,190	50,034,954
EchoStar Corp., Class A (a)	6,480	289,656
Juniper Networks, Inc.	28,677	708,322
Total		52,278,255
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc. (a)	29,693	1,697,252
Avnet, Inc.	41,437	1,705,133
Corning, Inc.	125,317	2,293,301
Flextronics International Ltd. (a)	77,617	842,921
Ingram Micro, Inc., Class A	25,858	925,716
Jabil Circuit, Inc.	50,811	1,059,409
TE Connectivity Ltd.	34,939	1,988,728

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Trimble Navigation Ltd. (a)	13,081	$304,264
Total		10,816,724
Internet Software & Services 0.1%
IAC/InterActiveCorp	10,397	461,834
Yahoo!, Inc. (a)	41,739	1,326,883
Total		1,788,717
IT Services 0.9%
Amdocs Ltd.	27,252	1,546,824
Computer Sciences Corp.	29,967	863,349
CSRA, Inc.	29,967	777,644
Fidelity National Information Services, Inc.	71,601	4,170,758
Paychex, Inc.	87,181	4,480,232
Xerox Corp.	347,312	3,337,668
Total		15,176,475
Semiconductors & Semiconductor Equipment 3.2%
First Solar, Inc. (a)	12,021	863,949
Intel Corp.	1,215,759	35,974,309
Lam Research Corp.	43,118	3,160,550
Marvell Technology Group Ltd.	41,275	394,176
Maxim Integrated Products, Inc.	77,288	2,616,972
Micron Technology, Inc. (a)	34,822	370,158
NVIDIA Corp.	104,434	3,275,050
QUALCOMM, Inc.	159,161	8,083,787
Teradyne, Inc.	19,091	364,256
Total		55,103,207
Software 2.7%
Activision Blizzard, Inc.	148,018	4,687,730
CA, Inc.	126,349	3,700,762
Microsoft Corp.	681,503	34,674,873
Nuance Communications, Inc. (a)	12,996	253,552
Symantec Corp.	117,584	2,270,547
Synopsys, Inc. (a)	15,424	690,224
Total		46,277,688
Technology Hardware, Storage & Peripherals 1.7%
EMC Corp.	288,148	7,529,307
Hewlett Packard Enterprise Co.	313,920	4,165,718
HP, Inc.	486,001	5,195,351
NetApp, Inc.	58,630	1,456,369
Seagate Technology PLC	290,799	9,119,457
Western Digital Corp.	33,098	1,440,756
Total		28,906,958
TOTAL INFORMATION TECHNOLOGY		210,348,024

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.8%
Chemicals 2.1%
Airgas, Inc.	13,967	$1,976,610
Albemarle Corp.	3,337	187,606
Ashland, Inc.	16,856	1,606,208
CF Industries Holdings, Inc.	72,105	2,628,948
Dow Chemical Co. (The)	376,270	18,290,485
Eastman Chemical Co.	90,732	5,820,458
Mosaic Co. (The)	77,602	2,068,093
Olin Corp.	7,743	117,384
PPG Industries, Inc.	34,934	3,372,179
Westlake Chemical Corp.	4,793	206,674
Total		36,274,645
Construction Materials 0.2%
Martin Marietta Materials, Inc.	6,964	993,206
Vulcan Materials Co.	20,399	2,009,913
Total		3,003,119
Containers & Packaging 0.5%
Bemis Co., Inc.	4,634	227,390
International Paper Co.	206,223	7,362,161
Westrock Co.	32,802	1,107,724
Total		8,697,275
Metals & Mining 1.0%
Alcoa, Inc.	316,242	2,824,041
Freeport-McMoRan, Inc.	114,739	875,459
Newmont Mining Corp.	133,764	3,455,124
Nucor Corp.	185,043	7,279,592
Reliance Steel & Aluminum Co.	23,436	1,427,018
Steel Dynamics, Inc.	50,689	922,033
Total		16,783,267
TOTAL MATERIALS		64,758,306
TELECOMMUNICATION SERVICES 7.6%
Diversified Telecommunication Services 7.0%
AT&T, Inc.	2,249,917	83,134,433
BCE, Inc.	176,046	7,591,104
CenturyLink, Inc.	589,211	18,023,964
Frontier Communications Corp.	278,881	1,508,746
Level 3 Communications, Inc. (a)	53,546	2,599,658
Orange SA	357,513	6,192,283
Total		119,050,188
Wireless Telecommunication Services 0.6%
Sprint Corp. (a)	92,759	319,091
T-Mobile USA, Inc. (a)	45,235	1,678,219
United States Cellular Corp. (a)	3,857	159,680

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	875,307	$2,654,719
Vodafone Group PLC, ADR	193,585	5,884,984
Total		10,696,693
TOTAL TELECOMMUNICATION SERVICES		129,746,881
UTILITIES 4.1%
Electric Utilities 2.5%
American Electric Power Co., Inc.	118,451	7,314,349
Duke Energy Corp.	140,263	10,418,736
Exelon Corp.	258,367	8,135,977
PPL Corp.	211,185	7,389,363
Xcel Energy, Inc.	233,040	9,214,401
Total		42,472,826
Gas Utilities 0.1%
UGI Corp.	43,207	1,596,931
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp. (a)	86,601	1,087,709
NRG Energy, Inc.	66,231	713,970
Total		1,801,679
Multi-Utilities 1.4%
Ameren Corp.	150,754	7,077,900
DTE Energy Co.	45,957	3,865,903
PG&E Corp.	94,947	5,386,343
Sempra Energy	78,069	7,534,439
Total		23,864,585
TOTAL UTILITIES		69,736,021
Total Common Stocks (Cost: $1,654,284,085)		$1,624,361,172

Limited Partnerships 0.2%

FINANCIALS 0.2%
Capital Markets 0.2%
KKR & Co. LP	233,896	3,003,224
TOTAL FINANCIALS		3,003,224
Total Limited Partnerships (Cost: $4,171,623)		$3,003,224

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 3.8%
Deutsche Bank AG (d)
(linked to common stock of Kraft Heinz Co. (The))
04/22/16	7.700%	$14,785	$1,106,761
Mandatory Exchange Notes
(linked to common stock of Bristol-Myers Squibb Co.)
03/04/16	6.320%	255,767	15,663,427
Goldman Sachs International (d)
(linked to common stock of JPMorgan Chase & Co.)
04/25/16	9.100%	24,888	1,396,894
(linked to common stock of McDonald’s Corp.)
04/25/16	6.750%	78,821	9,269,546
(linked to common stock of Microsoft Corp.)
04/25/16	10.000%	234,320	11,988,163
(linked to common stock of Packaging Corp. of America)
04/25/16	14.100%	33,035	1,619,250
JPMorgan Chase Bank NA
(linked to common stock of General Electric Co.) (d)
04/19/16	7.250%	147,904	4,327,671
Societe Generale SA (d)
Mandatory Exchange Notes
(linked to common stock of Intel Corp.)
03/08/16	6.030%	11,676	9,893,075
(linked to common stock of Johnson & Johnson)
03/08/16	6.590%	10,200	10,549,860
Total Equity-Linked Notes (Cost: $68,449,336)			$65,814,647

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund,
0.420% (e)(f)	7,375,170	$7,375,170
Total Money Market Funds (Cost: $7,375,170)		$7,375,170
Total Investments (Cost: $1,734,280,214) (g)		$1,700,554,213(h)
Other Assets & Liabilities, Net		16,847,045
Net Assets		$1,717,401,258

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $64,585, which represents less than 0.01% of net assets.  Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Safeway, Inc. Casa Ley CVR	01-28-2014 - 01-30-2014	8,416
Safeway, Inc. PDC CVR	01-28-2014 - 01-30-2014	372

(c)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $64,585, which represents less than 0.01% of net assets.

(d)            Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At February 29, 2016, the value of these securities amounted to $65,814,647 or 3.83% of net assets.

(e)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(f)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	46,425,295	587,614,830	(626,664,955)	7,375,170	39,419	7,375,170

(g)            At February 29, 2016, the cost of securities for federal income tax purposes was approximately $1,734,280,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$117,081,000
Unrealized Depreciation	(150,807,000)
Net Unrealized Depreciation	$(33,726,000)

(h)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	136,711,421	7,472,168	—	144,183,589
Consumer Staples	184,675,441	18,241,130	64,585	202,981,156
Energy	237,811,679	16,669,690	—	254,481,369
Financials	186,896,118	4,628,638	—	191,524,756
Health Care	193,757,511	10,140,939	—	203,898,450
Industrials	147,491,542	5,211,078	—	152,702,620
Information Technology	210,348,024	—	—	210,348,024
Materials	64,758,306	—	—	64,758,306
Telecommunication Services	120,899,879	8,847,002	—	129,746,881
Utilities	69,736,021	—	—	69,736,021
Total Common Stocks	1,553,085,942	71,210,645	64,585	1,624,361,172
Limited Partnerships
Financials	3,003,224	—	—	3,003,224
Equity-Linked Notes	—	65,814,647	—	65,814,647
Money Market Funds	—	7,375,170	—	7,375,170
Total Investments	1,556,089,166	144,400,462	64,585	1,700,554,213

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	46,425,295	46,425,295	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 91.5%
Columbia Short-Term Cash Fund, 0.420% (a)(b)	43,989,981	$43,989,981
Total Money Market Funds (Cost: $43,989,981)		$43,989,981
Total Investments (Cost: $43,989,981) (c)		$43,989,981(d)
Other Assets & Liabilities, Net		4,089,032
Net Assets		$48,079,013

At February 29, 2016, cash totaling $3,755,831 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE FUTR	119	USD	4,351,830	03/2016	149,185	—
COFFEE ‘C’ FUTURE	1	USD	43,144	05/2016	—	(60)
COFFEE ‘C’ FUTURE	39	USD	1,682,606	05/2016	—	(40,862)
COPPER FUTURE	50	USD	2,671,250	07/2016	169,451	—
CORN FUTURE	4	USD	71,400	05/2016	—	(517)
CORN FUTURE	178	USD	3,177,300	05/2016	—	(82,112)
COTTON NO.2 FUTR	1	USD	28,250	05/2016	—	(519)
COTTON NO.2 FUTR	30	USD	847,500	05/2016	—	(47,711)
GASOLINE RBOB FUT	35	USD	1,981,854	04/2016	219,101	—
GOLD 100 OZ FUTR	49	USD	6,048,560	04/2016	679,485	—
KC HRW WHEAT FUT	1	USD	22,875	05/2016	158	—
KC HRW WHEAT FUT	23	USD	526,125	05/2016	1,446	—
LEAN HOGS FUTURE	1	USD	27,380	10/2016	46	—
LEAN HOGS FUTURE	40	USD	1,095,200	10/2016	14,901	—
LIVE CATTLE FUTR	1	USD	48,460	08/2016	—	(94)
LIVE CATTLE FUTR	29	USD	1,405,340	08/2016	13,040	—
LME NICKEL FUTURE	19	USD	970,824	05/2016	60,381	—
LME NICKEL FUTURE	4	USD	204,384	05/2016	8,423	—
LME PRI ALUM FUTR	28	USD	1,101,450	05/2016	59,482	—
LME PRI ALUM FUTR	6	USD	236,025	05/2016	11,080	—
LME ZINC FUTURE	43	USD	1,900,062	07/2016	253,952	—
NATURAL GAS FUTR	174	USD	3,145,920	04/2016	—	(647,197)
NY Harb ULSD Fut	37	USD	1,797,667	06/2016	104,745	—
SILVER FUTURE	29	USD	2,163,110	05/2016	—	(65,338)
SOYBEAN FUTURE	2	USD	86,100	05/2016	—	(258)
SOYBEAN FUTURE	61	USD	2,626,050	05/2016	—	(27,914)
SOYBEAN MEAL FUTR	1	USD	26,250	05/2016	186	—
SOYBEAN MEAL FUTR	66	USD	1,732,500	05/2016	—	(20,356)
SOYBEAN OIL FUTR	49	USD	914,634	07/2016	26,301	—
SUGAR #11 (WORLD)	2	USD	32,166	04/2016	798	—
SUGAR #11 (WORLD)	103	USD	1,656,570	04/2016	33,082	—
WHEAT FUTURE(CBT)	22	USD	506,275	07/2016	—	(18)
WHEAT FUTURE(CBT)	65	USD	1,495,813	07/2016	—	(26,242)
WTI CRUDE FUTURE	93	USD	3,514,470	06/2016	193,905	—
Total			48,139,344		1,999,148	(959,198)

Consolidated Notes to Portfolio of Investments

(a)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(b)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,237,239	60,049,576	(66,296,834)	43,989,981	57,429	43,989,981

(c)            Also represents the cost of securities for federal income tax purposes at February 29, 2016.

(d)            Investments are valued using policies described in the Consolidated Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD        US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Money Market Funds	—	43,989,981	—	43,989,981
Total Investments	—	43,989,981	—	43,989,981
Derivatives
Assets
Futures Contracts	1,999,148	—	—	1,999,148
Liabilities
Futures Contracts	(959,198)	—	—	(959,198)
Total	1,039,950	43,989,981	—	45,029,931

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	50,237,239	50,237,239	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Diversified Equity Income Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 7.3%
Auto Components 0.9%
Magna International, Inc.	496,189	$19,276,943
Hotels, Restaurants & Leisure 1.7%
Hilton Worldwide Holdings, Inc.	866,823	18,012,582
Las Vegas Sands Corp.	377,524	18,226,859
Total		36,239,441
Household Durables 0.8%
Toll Brothers, Inc. (a)	667,821	18,331,686
Media 2.5%
Comcast Corp., Class A	450,002	25,978,616
DISH Network Corp., Class A (a)	628,110	29,602,824
Total		55,581,440
Specialty Retail 1.4%
Foot Locker, Inc.	213,703	13,356,437
Home Depot, Inc. (The)	130,207	16,161,293
Total		29,517,730
TOTAL CONSUMER DISCRETIONARY		158,947,240
CONSUMER STAPLES 6.8%
Beverages 1.1%
PepsiCo, Inc.	255,969	25,038,888
Food & Staples Retailing 1.3%
CVS Health Corp.	292,255	28,398,418
Food Products 0.9%
Pinnacle Foods, Inc.	434,164	18,751,543
Tobacco 3.5%
Altria Group, Inc.	580,139	35,719,158
Philip Morris International, Inc.	441,875	40,223,882
Total		75,943,040
TOTAL CONSUMER STAPLES		148,131,889
ENERGY 11.3%
Energy Equipment & Services 0.9%
Halliburton Co.	618,892	19,977,834
Oil, Gas & Consumable Fuels 10.4%
BP PLC, ADR	1,134,322	32,997,427
California Resources Corp.	41,202	23,160

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	728,242	$14,331,802
EOG Resources, Inc.	316,922	20,517,530
Exxon Mobil Corp.	1,201,654	96,312,568
Occidental Petroleum Corp.	438,321	30,165,251
Valero Energy Corp.	541,396	32,527,072
Total		226,874,810
TOTAL ENERGY		246,852,644
FINANCIALS 27.6%
Banks 12.3%
Bank of America Corp.	3,376,244	42,270,575
Citigroup, Inc.	1,053,602	40,932,438
Fifth Third Bancorp	994,632	15,178,084
JPMorgan Chase & Co.	1,130,885	63,668,826
PNC Financial Services Group, Inc. (The)	386,224	31,403,873
Wells Fargo & Co.	1,633,111	76,625,568
Total		270,079,364
Capital Markets 3.1%
Charles Schwab Corp. (The)	757,849	18,984,117
Invesco Ltd.	874,273	23,378,060
Morgan Stanley	1,065,530	26,318,591
Total		68,680,768
Diversified Financial Services 4.3%
Berkshire Hathaway, Inc., Class B (a)	527,998	70,841,492
Intercontinental Exchange, Inc.	98,165	23,408,426
Total		94,249,918
Insurance 3.4%
Aon PLC	202,180	19,265,732
Chubb Ltd.	294,858	34,064,945
MetLife, Inc.	511,416	20,231,617
Total		73,562,294
Real Estate Investment Trusts (REITs) 4.5%
Alexandria Real Estate Equities, Inc.	314,145	24,867,718
American Tower Corp.	242,101	22,321,712
AvalonBay Communities, Inc.	128,620	22,076,337
Duke Realty Corp.	1,375,603	28,447,470
Total		97,713,237
TOTAL FINANCIALS		604,285,581
HEALTH CARE 12.7%
Biotechnology 0.3%
Alkermes PLC (a)	83,267	2,687,026

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Incyte Corp. (a)	45,455	$3,340,943
Total		6,027,969
Health Care Equipment & Supplies 3.0%
Medtronic PLC	610,958	47,282,040
St. Jude Medical, Inc.	318,277	17,088,292
Total		64,370,332
Health Care Providers & Services 2.4%
Aetna, Inc.	247,715	26,909,280
Cardinal Health, Inc.	324,101	26,479,052
Total		53,388,332
Pharmaceuticals 7.0%
Jazz Pharmaceuticals PLC (a)	45,108	5,484,231
Johnson & Johnson	565,333	59,478,685
Merck & Co., Inc.	1,001,221	50,271,306
Pfizer, Inc.	1,286,644	38,174,727
Total		153,408,949
TOTAL HEALTH CARE		277,195,582
INDUSTRIALS 11.8%
Aerospace & Defense 3.7%
Honeywell International, Inc.	202,239	20,496,922
Northrop Grumman Corp.	151,281	29,079,234
United Technologies Corp.	335,258	32,392,628
Total		81,968,784
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	207,027	19,988,457
Electrical Equipment 0.8%
Rockwell Automation, Inc.	165,406	17,217,111
Industrial Conglomerates 4.5%
Carlisle Companies, Inc.	184,388	16,624,422
General Electric Co.	2,810,250	81,890,685
Total		98,515,107
Machinery 0.9%
Ingersoll-Rand PLC	361,081	20,061,660
Road & Rail 1.0%
CSX Corp.	867,061	20,930,853
TOTAL INDUSTRIALS		258,681,972

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,840,396	$48,181,567
IT Services 0.9%
MasterCard, Inc., Class A	225,035	19,560,042
Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	1,567,309	46,376,673
NVIDIA Corp.	519,074	16,278,161
Qorvo, Inc. (a)	275,647	12,426,167
Total		75,081,001
Software 3.6%
Activision Blizzard, Inc.	614,398	19,457,985
Microsoft Corp.	1,176,145	59,842,257
Total		79,300,242
TOTAL INFORMATION TECHNOLOGY		222,122,852
MATERIALS 1.8%
Chemicals 1.0%
Eastman Chemical Co.	346,056	22,199,493
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	1,329,218	10,141,933
United States Steel Corp.	850,282	7,754,572
Total		17,896,505
TOTAL MATERIALS		40,095,998
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	532,692	27,023,465
Wireless Telecommunication Services 1.1%
Vodafone Group PLC, ADR	812,387	24,696,565
TOTAL TELECOMMUNICATION SERVICES		51,720,030
UTILITIES 4.9%
Electric Utilities 2.4%
Edison International	448,220	30,550,675
NextEra Energy, Inc.	199,901	22,552,831
Total		53,103,506
Multi-Utilities 2.5%
Ameren Corp.	561,233	26,349,889

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	638,194	$27,225,356
Total		53,575,245
TOTAL UTILITIES		106,678,751
Total Common Stocks (Cost: $2,011,931,024)		$2,114,712,539

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	68,472,628	$68,472,628
Total Money Market Funds (Cost: $68,472,628)		$68,472,628
Total Investments (Cost: $2,080,403,652) (d)		$2,183,185,167(e)
Other Assets & Liabilities, Net		4,187,641
Net Assets		$2,187,372,808

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	62,543,990	310,102,679	(304,174,041)	68,472,628	77,735	68,472,628

(d)            At February 29, 2016, the cost of securities for federal income tax purposes was approximately $2,080,404,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$282,260,000
Unrealized Depreciation	(179,479,000)
Net Unrealized Appreciation	$102,781,000

(e)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	158,947,240	—	—	158,947,240
Consumer Staples	148,131,889	—	—	148,131,889
Energy	246,852,644	—	—	246,852,644
Financials	604,285,581	—	—	604,285,581
Health Care	277,195,582	—	—	277,195,582
Industrials	258,681,972	—	—	258,681,972
Information Technology	222,122,852	—	—	222,122,852
Materials	40,095,998	—	—	40,095,998
Telecommunication Services	51,720,030	—	—	51,720,030
Utilities	106,678,751	—	—	106,678,751
Total Common Stocks	2,114,712,539	—	—	2,114,712,539
Money Market Funds	—	68,472,628	—	68,472,628
Total Investments	2,114,712,539	68,472,628	—	2,183,185,167

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	62,543,990	62,543,990	—

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.6%
CONSUMER DISCRETIONARY 4.7%
Automobiles 0.3%
Ford Motor Co.	856,060	$10,709,311
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	597,501	70,021,142
Leisure Products 1.2%
Mattel, Inc.	1,647,277	53,569,448
Media 1.1%
Pearson PLC	1,255,102	14,908,385
Viacom, Inc., Class B	311,089	11,463,630
Vivendi SA	1,014,971	21,053,785
Total		47,425,800
Multiline Retail 0.5%
Macy’s, Inc.	547,220	23,645,376
TOTAL CONSUMER DISCRETIONARY		205,371,077
CONSUMER STAPLES 16.8%
Beverages 0.7%
Coca-Cola Co. (The)	322,399	13,905,069
PepsiCo, Inc.	162,472	15,893,011
Total		29,798,080
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	780,529	21,721,872
Food Products 0.9%
General Mills, Inc.	463,665	27,286,685
Kraft Heinz Co. (The)	169,671	13,068,061
Total		40,354,746
Household Products 1.8%
Procter & Gamble Co. (The)	986,071	79,171,640
Tobacco 12.9%
Altria Group, Inc.	3,870,825	238,326,695
British American Tobacco PLC	1,210,236	65,841,999
Philip Morris International, Inc.	2,615,778	238,114,272
Reynolds American, Inc.	377,788	19,051,849
Total		561,334,815
TOTAL CONSUMER STAPLES		732,381,153

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 15.5%
Oil, Gas & Consumable Fuels 15.5%
BP PLC, ADR	2,231,184	$64,905,143
California Resources Corp.	153,819	86,462
Chevron Corp.	2,203,150	183,830,836
ConocoPhillips	1,000,480	33,846,238
Enbridge Energy Management LLC (a)(b)	1	20
ENI SpA	438,423	6,131,441
Exxon Mobil Corp.	2,020,565	161,948,285
Occidental Petroleum Corp.	1,636,378	112,615,534
Royal Dutch Shell PLC, Class A	3,258,936	74,239,388
Spectra Energy Corp.	775,355	22,640,366
Suncor Energy, Inc.	499,084	12,217,576
Total		672,461,289
TOTAL ENERGY		672,461,289
FINANCIALS 2.2%
Banks 1.4%
Bank of Montreal	398,264	21,912,485
JPMorgan Chase & Co.	313,247	17,635,806
Nordea Bank AB	2,247,976	22,358,794
Total		61,907,085
Capital Markets 0.8%
Invesco Ltd.	700,068	18,719,819
New Mountain Finance Corp.	1,126,384	14,057,272
Total		32,777,091
TOTAL FINANCIALS		94,684,176
HEALTH CARE 13.1%
Biotechnology 1.0%
AbbVie, Inc.	804,036	43,908,406
Pharmaceuticals 12.1%
AstraZeneca PLC	434,336	24,694,910
Bristol-Myers Squibb Co.	810,920	50,220,276
Eli Lilly & Co.	757,812	54,562,464
GlaxoSmithKline PLC	1,244,782	24,123,957
Johnson & Johnson	1,188,058	124,995,582
Merck & Co., Inc.	1,695,361	85,124,076
Pfizer, Inc.	5,415,265	160,670,912
Total		524,392,177
TOTAL HEALTH CARE		568,300,583

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 5.1%
Aerospace & Defense 3.5%
BAE Systems PLC	3,606,510	$25,567,821
Lockheed Martin Corp.	597,573	128,950,278
Total		154,518,099
Commercial Services & Supplies 0.6%
RR Donnelley & Sons Co.	1,819,810	27,624,716
Industrial Conglomerates 0.9%
General Electric Co.	1,341,670	39,096,264
Trading Companies & Distributors 0.1%
Fly Leasing Ltd., ADR	198,303	2,530,346
TOTAL INDUSTRIALS		223,769,425
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 3.3%
Cisco Systems, Inc.	5,514,154	144,360,552
IT Services 0.5%
Paychex, Inc.	427,076	21,947,436
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	3,047,104	90,163,807
Maxim Integrated Products, Inc.	383,936	13,000,073
QUALCOMM, Inc.	479,203	24,338,720
Total		127,502,600
Software 3.8%
Microsoft Corp.	3,236,164	164,656,024
Technology Hardware, Storage & Peripherals 1.2%
HP, Inc.	840,338	8,983,213
Seagate Technology PLC	1,394,988	43,746,824
Total		52,730,037
TOTAL INFORMATION TECHNOLOGY		511,196,649
MATERIALS 3.5%
Chemicals 2.7%
Dow Chemical Co. (The)	1,677,868	81,561,164
Eastman Chemical Co.	267,116	17,135,491
PPG Industries, Inc.	183,998	17,761,327
Total		116,457,982

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.4%
International Paper Co.	497,726	$17,768,818
Metals & Mining 0.4%
Nucor Corp.	448,068	17,626,995
TOTAL MATERIALS		151,853,795
TELECOMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 8.5%
AT&T, Inc.	6,493,159	239,922,225
BCE, Inc.	844,460	36,413,115
CenturyLink, Inc.	2,127,896	65,092,339
Orange SA	1,711,560	29,644,973
Total		371,072,652
Wireless Telecommunication Services 1.0%
Vodafone Group PLC	4,395,406	13,330,829
Vodafone Group PLC, ADR	932,070	28,334,928
Total		41,665,757
TOTAL TELECOMMUNICATION SERVICES		412,738,409
UTILITIES 7.4%
Electric Utilities 4.7%
American Electric Power Co., Inc.	571,235	35,273,761
Duke Energy Corp.	672,814	49,976,624
Exelon Corp.	1,247,132	39,272,187
PPL Corp.	1,021,609	35,746,099
Xcel Energy, Inc.	1,127,946	44,598,985
Total		204,867,656
Multi-Utilities 2.7%
Ameren Corp.	724,626	34,021,190
DTE Energy Co.	221,834	18,660,676
PG&E Corp.	461,804	26,198,141
Sempra Energy	375,325	36,222,616
Total		115,102,623
TOTAL UTILITIES		319,970,279
Total Common Stocks (Cost: $3,586,681,626)		$3,892,726,835

Issuer		Shares	Value

Limited Partnerships 0.4%
FINANCIALS 0.4%
Capital Markets 0.4%
KKR & Co. LP		1,280,853	$16,446,152
TOTAL FINANCIALS			16,446,152
Total Limited Partnerships (Cost: $22,844,513)			$16,446,152

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 7.7%
Deutsche Bank AG (c)
(linked to common stock of Bristol-Myers Squibb Co.)
03/04/16	6.320%	1,340,434	$82,089,519
(linked to common stock of Kraft Heinz Co. (The))
04/22/16	7.700%	72,405	5,420,021
Goldman Sachs International (c)
(linked to common stock of JPMorgan Chase & Co.)
04/25/16	9.100%	123,659	6,940,633
(linked to common stock of McDonald’s Corp.)
04/25/16	6.750%	391,629	46,056,549
(linked to common stock of Microsoft Corp.)
04/25/16	10.000%	1,164,246	59,564,572
(linked to common stock of Packaging Corp. of America)
04/25/16	14.100%	164,141	8,045,568
JPMorgan Chase Bank NA (linked to common stock of General Electric Co.) (c)
04/19/16	7.250%	724,385	21,195,505
Societe Generale SA (c)
(linked to common stock of Intel Corp.)
03/08/16	6.030%	61,194	51,849,676
(linked to common stock of Johnson & Johnson)
03/08/16	6.590%	53,465	55,298,850
Total Equity-Linked Notes (Cost: $350,372,798)			$336,460,893

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.420% (d)(e)	24,667,706	$24,667,706
Total Money Market Funds (Cost: $24,667,706)		$24,667,706
Total Investments (Cost: $3,984,566,643) (f)		$4,270,301,586(g)
Other Assets & Liabilities, Net		75,449,716
Net Assets		$4,345,751,302

Notes to Portfolio of Investments

(a)            Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $20, which represents less than 0.01% of net assets.  Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-2009	11

(b)            Non-income producing investment.

(c)            Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At February 29, 2016, the value of these securities amounted to $336,460,893 or 7.74% of net assets.

(d)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(e)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,232,782	2,102,684,414	(2,217,249,490)	24,667,706	95,322	24,667,706

(f)             At February 29, 2016, the cost of securities for federal income tax purposes was approximately $3,984,567,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$534,081,000
Unrealized Depreciation	(248,346,000)
Net Unrealized Appreciation	$285,735,000

(g)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	169,408,907	35,962,170	—	205,371,077
Consumer Staples	644,817,282	87,563,871	—	732,381,153
Energy	592,090,440	80,370,849	—	672,461,289
Financials	72,325,382	22,358,794	—	94,684,176
Health Care	519,481,716	48,818,867	—	568,300,583
Industrials	198,201,604	25,567,821	—	223,769,425
Information Technology	511,196,649	—	—	511,196,649
Materials	151,853,795	—	—	151,853,795
Telecommunication Services	369,762,607	42,975,802	—	412,738,409
Utilities	319,970,279	—	—	319,970,279
Total Common Stocks	3,549,108,661	343,618,174	—	3,892,726,835
Limited Partnerships
Financials	16,446,152	—	—	16,446,152
Equity-Linked Notes	—	336,460,893	—	336,460,893
Money Market Funds	—	24,667,706	—	24,667,706
Total Investments	3,565,554,813	704,746,773	—	4,270,301,586

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	139,232,782	139,232,782	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 37.3%

CONSUMER DISCRETIONARY 2.7%
Hotels, Restaurants & Leisure 1.1%
Extended Stay America, Inc.	335,000	$4,951,300
Media 0.6%
Cinemark Holdings, Inc.	75,000	2,482,500
Specialty Retail 1.0%
Staples, Inc.	500,000	4,725,000
TOTAL CONSUMER DISCRETIONARY		12,158,800
CONSUMER STAPLES 2.0%
Food & Staples Retailing 1.0%
SYSCO Corp.	100,000	4,413,000
Tobacco 1.0%
Philip Morris International, Inc.	50,000	4,551,500
TOTAL CONSUMER STAPLES		8,964,500
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
BP PLC, ADR	150,000	4,363,500
Exxon Mobil Corp.	97,500	7,814,625
Total		12,178,125
TOTAL ENERGY		12,178,125
FINANCIALS 8.5%
Banks 3.8%
Cullen/Frost Bankers, Inc.	65,000	3,115,450
JPMorgan Chase & Co.	80,000	4,504,000
PacWest Bancorp	100,000	3,218,000
Wells Fargo & Co.	140,000	6,568,800
Total		17,406,250
Capital Markets 1.1%
Ares Capital Corp.	350,000	4,781,000
Insurance 1.0%
MetLife, Inc.	52,500	2,076,900
Validus Holdings Ltd.	52,500	2,357,775
Total		4,434,675
Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	15,000	1,187,400

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc.	60,000	$1,484,400
Equinix, Inc.	15,000	4,555,350
Starwood Property Trust, Inc.	260,000	4,560,400
Total		11,787,550
TOTAL FINANCIALS		38,409,475
HEALTH CARE 4.5%
Biotechnology 1.0%
Gilead Sciences, Inc.	52,500	4,580,625
Health Care Equipment & Supplies 1.0%
Medtronic PLC	60,000	4,643,400
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	55,000	4,493,500
CIGNA Corp.	15,000	2,094,150
Total		6,587,650
Pharmaceuticals 1.0%
Merck & Co., Inc.	90,000	4,518,900
TOTAL HEALTH CARE		20,330,575
INDUSTRIALS 4.5%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	20,000	4,315,800
Northrop Grumman Corp.	16,000	3,075,520
Total		7,391,320
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	22,500	2,172,375
Industrial Conglomerates 1.4%
General Electric Co.	225,000	6,556,500
Transportation Infrastructure 1.0%
Macquarie Infrastructure Corp.	75,000	4,578,750
TOTAL INDUSTRIALS		20,698,945
INFORMATION TECHNOLOGY 7.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	170,000	4,450,600

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.0%
Automatic Data Processing, Inc.	55,000	$4,657,950
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	85,000	4,504,150
Intel Corp.	230,000	6,805,700
KLA-Tencor Corp.	32,500	2,201,550
Lam Research Corp.	32,500	2,382,250
Microchip Technology, Inc.	50,000	2,224,500
Total		18,118,150
Software 1.5%
Microsoft Corp.	130,000	6,614,400
TOTAL INFORMATION TECHNOLOGY		33,841,100
MATERIALS 1.0%
Chemicals 1.0%
Dow Chemical Co. (The)	95,000	4,617,950
Metals & Mining —%
Jaguar Mining, Inc. (a)	192,471	27,029
TOTAL MATERIALS		4,644,979
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	120,000	4,434,000
TOTAL TELECOMMUNICATION SERVICES		4,434,000
UTILITIES 2.9%
Electric Utilities 1.0%
Xcel Energy, Inc.	110,000	4,349,400
Independent Power and Renewable Electricity Producers 0.9%
NRG Yield, Inc. Class A	180,000	2,228,400
NRG Yield, Inc. Class C	140,000	1,829,800
Total		4,058,200
Multi-Utilities 1.0%
Ameren Corp.	100,000	4,695,000
TOTAL UTILITIES		13,102,600
Total Common Stocks (Cost: $173,842,116)		$168,763,099

Issuer	Shares	Value

Convertible Preferred Stocks 13.7%

CONSUMER STAPLES 1.6%
Food Products 1.6%
Bunge Ltd., 4.875%	52,500	$4,171,503
Tyson Foods, Inc., 4.750%	45,000	3,244,500
Total		7,416,003
TOTAL CONSUMER STAPLES		7,416,003
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp., 7.500%	90,000	2,693,700
Hess Corp., 8.000% (a)	45,000	2,505,600
Kinder Morgan, Inc., 9.750%	50,000	2,185,500
Penn Virginia Corp., 6.000% (b)	45,000	13,356
Total		7,398,156
TOTAL ENERGY		7,398,156
FINANCIALS 4.9%
Banks 1.0%
Bank of America Corp., 7.250%	4,300	4,736,665
Capital Markets 1.3%
AMG Capital Trust II, 5.150%	70,000	3,447,500
Cowen Group, Inc., 5.625% (b)(c)	3,400	2,267,375
Total		5,714,875
Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc., 7.000%	115,000	3,174,000
American Tower Corp., 5.500%	45,000	4,380,750
Welltower, Inc., 5.510%	75,000	4,367,250
Total		11,922,000
TOTAL FINANCIALS		22,373,540
HEALTH CARE 2.9%
Pharmaceuticals 2.9%
Allergan PLC, 5.500%	9,000	8,693,820
Teva Pharmaceutical Industries Ltd., 7.000% (a)	4,700	4,265,250
Total		12,959,070
TOTAL HEALTH CARE		12,959,070

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

MATERIALS 1.0%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	3,300	$2,200,572
Metals & Mining 0.5%
Alcoa, Inc., 5.375%	75,000	2,242,500
TOTAL MATERIALS		4,443,072
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.6%
Frontier Communications Corp., 11.125%	27,000	2,737,800
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc., 5.500%	32,500	2,082,275
TOTAL TELECOMMUNICATION SERVICES		4,820,075
UTILITIES 0.6%
Multi-Utilities 0.6%
CenterPoint Energy, Inc., 3.221% (d)	44,000	2,563,000
TOTAL UTILITIES		2,563,000
Total Convertible Preferred Stocks (Cost: $71,675,744)		$61,972,916

Limited Partnerships 1.9%

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	120,000	2,326,800
TOTAL ENERGY		2,326,800
INDUSTRIALS 0.5%
Trading Companies & Distributors 0.5%
Fortress Transportation & Infrastructure Investors LLC	261,468	2,400,276
TOTAL INDUSTRIALS		2,400,276

Issuer	Shares	Value

Limited Partnerships (continued)

UTILITIES 0.9%
Independent Power and Renewable Electricity Producers 0.9%
8Point3 Energy Partners LP	250,000	$3,772,500
TOTAL UTILITIES		3,772,500
Total Limited Partnerships (Cost: $11,621,620)		$8,499,576

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.3%

Aerospace & Defense 1.4%
ADS Tactical, Inc. (b)
04/01/18	11.000%	$6,398,000	$6,493,970

Banking 1.9%
Popular, Inc.
07/01/19	7.000%	6,000,000	5,745,000
Synovus Financial Corp. Subordinated (d)
12/15/25	5.750%	2,700,000	2,727,000
Total			8,472,000

Cable and Satellite 1.3%
CCO Safari II LLC (b)
10/23/45	6.484%	5,400,000	5,693,862

Chemicals 0.8%
A. Schulman, Inc. (b)
06/01/23	6.875%	4,000,000	3,800,000

Construction Machinery 1.1%
United Rentals North America, Inc.
11/15/24	5.750%	4,900,000	4,776,520

Diversified Manufacturing 2.5%
Gardner Denver, Inc. (b)
08/15/21	6.875%	8,000,000	5,320,000
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	8,250,000	5,919,375
Total			11,239,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage 0.3%
Post Holdings, Inc. (b)
12/01/21	6.750%	$1,187,000	$1,259,704

Independent Energy 1.3%
Goodrich Petroleum Corp.
03/15/18	8.875%	1,676,000	75,420
Goodrich Petroleum Corp. (e)
03/15/19	8.875%	3,775,000	7,550
Southwestern Energy Co.
01/23/18	3.300%	4,500,000	3,240,000
Stone Energy Corp.
11/15/22	7.500%	10,000,000	2,700,000
Total			6,022,970

Media and Entertainment 1.0%
AMC Networks, Inc.
12/15/22	4.750%	4,600,000	4,669,000

Metals 1.0%
United States Steel Corp.
04/01/21	6.875%	8,400,000	4,704,000

Midstream 1.2%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	7,044,000	5,283,000

Oil Field Services 1.2%
Transocean, Inc.
03/15/18	6.000%	3,200,000	2,576,000
Transocean, Inc. (d)
10/15/17	3.000%	3,200,000	2,880,000
Total			5,456,000

Other Industry 1.2%
MasTec, Inc.
03/15/23	4.875%	6,250,000	5,265,625

Packaging 0.4%
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	1,748,000	1,745,815

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals 2.3%
AMAG Pharmaceuticals, Inc. (b)
09/01/23	7.875%	$5,500,000	$4,785,000
Valeant Pharmaceuticals International, Inc. (b)
03/01/23	5.500%	7,000,000	5,827,500
Total			10,612,500

Property & Casualty 1.5%
Radian Group, Inc.
06/15/20	5.250%	7,100,000	6,709,500

Retailers 2.0%
JCPenney Co., Inc.
10/01/19	8.125%	2,500,000	2,531,250
Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	5,468,000	6,493,250
Total			9,024,500

Supermarkets 1.2%
Safeway, Inc.
02/01/31	7.250%	6,988,000	5,516,488

Technology 1.2%
Micron Technology, Inc.
02/01/25	5.500%	6,400,000	5,376,000

Wirelines 1.5%
Frontier Communications Corp.
01/15/25	6.875%	1,100,000	926,750
Frontier Communications Corp. (b)
09/15/25	11.000%	5,940,000	5,947,425
Total			6,874,175
Total Corporate Bonds & Notes (Cost: $145,667,423)			$118,995,004

Convertible Bonds 16.1%

Automotive 1.1%
Navistar International Corp.
10/15/18	4.500%	2,990,000	1,207,213
04/15/19	4.750%	9,651,000	3,558,806
Total			4,766,019

Building Materials 0.5%
Cemex SAB de CV
03/15/18	3.750%	2,500,000	2,298,438

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Electric 0.6%
SunPower Corp. (b)
01/15/23	4.000%	$2,580,000	$2,681,291

Health Care 1.4%
Fluidigm Corp.
02/01/34	2.750%	4,900,000	2,399,589
Invacare Corp. (b)
02/15/21	5.000%	2,110,000	2,040,623
Novavax, Inc. (b)
02/01/23	3.750%	2,340,000	2,062,359
Total			6,502,571

Media and Entertainment 0.5%
Liberty Interactive LLC
03/30/43	0.750%	1,440,000	2,237,400

Oil Field Services 0.4%
Cobalt International Energy, Inc.
12/01/19	2.625%	4,000,000	1,830,008
Energy XXI Ltd.
12/15/18	3.000%	6,500,000	39,013
Total			1,869,021

Other Financial Institutions 1.4%
American Energy-Permian Basin LLC Junior Subordinated PIK (b)
05/01/22	8.000%	3,432,000	497,640
Forest City Realty Trust, Inc.
08/15/20	3.625%	3,397,000	3,388,507
Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	2,370,375
Total			6,256,522

Other Industry 0.5%
General Cable Corp. Subordinated (d)
11/15/29	4.500%	6,700,000	2,495,750

Other REIT 1.9%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	2,860,000	2,863,260
Colony Starwood Homes
10/15/17	4.500%	458,000	454,950
07/01/19	3.000%	1,495,000	1,419,316

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Other REIT (continued)
Extra Space Storage LP (b)
10/01/35	3.125%	$3,350,000	$3,643,125
Total			8,380,651

Pharmaceuticals 2.1%
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	2,850,000	2,591,305
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	7,600,000	4,216,100
Corsicanto Ltd.
01/15/32	3.500%	1,800,000	1,420,875
PTC Therapeutics, Inc. (b)
08/15/22	3.000%	2,600,000	1,209,000
Total			9,437,280

Property & Casualty 1.3%
MGIC Investment Corp. Junior Subordinated (b)(d)
04/01/63	9.000%	5,200,000	5,723,250

Refining 0.3%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	3,050,000	1,452,611

Retailers 0.8%
Iconix Brand Group, Inc.
06/01/16	2.500%	3,700,000	3,427,125

Technology 2.1%
Ciena Corp.
12/15/20	4.000%	1,700,000	2,187,687
SunEdison, Inc. (b)
07/02/18	5.000%	1,300,000	827,125
TiVo, Inc.
10/01/21	2.000%	3,800,000	3,256,410
j2 Global, Inc.
06/15/29	3.250%	2,700,000	3,290,625
Total			9,561,847

Tobacco 0.7%
Vector Group Ltd. (d)
04/15/20	1.750%	2,900,000	3,249,334

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Wireless 0.5%
Gogo, Inc. (b)
03/01/20	3.750%	$2,940,000	$2,245,925
Total Convertible Bonds (Cost: $101,510,061)			$72,585,035

Preferred Debt 2.1%

Banking 2.1%
Citigroup Capital XIII (d)
10/30/40	7.875%	200,000	$5,104,000

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)

Banking (continued)
Wells Fargo & Co.
12/31/49	7.500%	$3,800	$4,452,802
Total			9,556,802
Total Preferred Debt (Cost: $9,594,795)			$9,556,802
Total Investments
(Cost: $513,911,759) (f)			$440,372,432(g)
Other Assets & Liabilities, Net			11,705,554
Net Assets			$452,077,986

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $79,330,636 or 17.55% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $2,267,375, which represents 0.50% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cowen Group, Inc., 5.625%	05-14-2015 - 10-15-2015	3,345,366

(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2016, the value of these securities amounted to $7,550, which represents less than 0.01% of net assets.

(f)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $513,912,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,989,000
Unrealized Depreciation	(90,529,000)
Net Unrealized Depreciation	$(73,540,000)

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	12,158,800	—	—	12,158,800
Consumer Staples	8,964,500	—	—	8,964,500
Energy	12,178,125	—	—	12,178,125
Financials	38,409,475	—	—	38,409,475
Health Care	20,330,575	—	—	20,330,575
Industrials	20,698,945	—	—	20,698,945
Information Technology	33,841,100	—	—	33,841,100
Materials	4,617,950	27,029	—	4,644,979
Telecommunication Services	4,434,000	—	—	4,434,000
Utilities	13,102,600	—	—	13,102,600
Total Common Stocks	168,736,070	27,029	—	168,763,099
Convertible Preferred Stocks
Consumer Staples	3,244,500	4,171,503	—	7,416,003
Energy	7,384,800	13,356	—	7,398,156
Financials	13,484,665	8,888,875	—	22,373,540
Health Care	12,959,070	—	—	12,959,070
Materials	2,242,500	2,200,572	—	4,443,072
Telecommunication Services	4,820,075	—	—	4,820,075
Utilities	—	2,563,000	—	2,563,000
Total Convertible Preferred Stocks	44,135,610	17,837,306	—	61,972,916
Limited Partnerships
Energy	2,326,800	—	—	2,326,800
Industrials	2,400,276	—	—	2,400,276
Utilities	3,772,500	—	—	3,772,500
Total Limited Partnerships	8,499,576	—	—	8,499,576
Corporate Bonds & Notes	—	118,995,004	—	118,995,004
Convertible Bonds	—	72,585,035	—	72,585,035
Preferred Debt	9,556,802	—	—	9,556,802
Total Investments	230,928,058	209,444,374	—	440,372,432

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
7,649,025	—	—	7,649,025

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 87.7%

Aerospace & Defense 0.6%
TransDigm, Inc.
07/15/21	7.500%	$2,535,000	$2,604,713
07/15/22	6.000%	903,000	880,425
07/15/24	6.500%	3,538,000	3,449,550
TransDigm, Inc. (a)
05/15/25	6.500%	3,866,000	3,711,360
Total			10,646,048
Automotive 0.6%
Schaeffler Finance BV (a)
05/15/21	4.750%	3,449,000	3,474,868
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	3,478,000	3,621,467
ZF North America Capital, Inc. (a)
04/29/22	4.500%	3,321,000	3,275,336
Total			10,371,671
Banking 2.4%
Ally Financial, Inc.
02/13/22	4.125%	8,298,000	8,069,805
05/19/22	4.625%	10,106,000	10,093,368
09/30/24	5.125%	2,570,000	2,589,275
03/30/25	4.625%	4,116,000	3,992,520
Subordinated
11/20/25	5.750%	2,226,000	2,159,220
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	8,152,000	7,818,363
Synovus Financial Corp.
02/15/19	7.875%	8,045,000	8,608,150
Subordinated
06/15/17	5.125%	489,000	498,780
Total			43,829,481
Brokerage/Asset Managers/Exchanges 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	4,767,000	4,954,772
09/15/23	4.625%	3,749,000	3,674,020
National Financial Partners Corp. (a)
07/15/21	9.000%	1,429,000	1,257,520
Total			9,886,312
Building Materials 3.0%
Allegion PLC
09/15/23	5.875%	4,557,000	4,773,458
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,688,000	1,768,180
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	6,753,000	6,904,942
12/15/23	5.750%	1,459,000	1,500,946
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	2,601,000	2,744,055

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (continued)
Gibraltar Industries, Inc.
02/01/21	6.250%	$1,557,000	$1,564,785
HD Supply, Inc.
07/15/20	7.500%	9,109,000	9,587,222
07/15/20	11.500%	8,860,000	9,790,300
HD Supply, Inc. (a)
12/15/21	5.250%	3,465,000	3,629,588
NCI Building Systems, Inc. (a)
01/15/23	8.250%	5,148,000	5,328,180
Nortek, Inc.
04/15/21	8.500%	4,798,000	4,953,935
RSI Home Products, Inc. (a)
03/15/23	6.500%	2,821,000	2,877,420
Total			55,423,011
Cable and Satellite 8.1%
Altice US Finance I Corp. (a)
07/15/23	5.375%	3,297,000	3,338,213
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	8,753,000	9,103,120
01/31/22	6.625%	1,594,000	1,673,700
09/30/22	5.250%	267,000	270,004
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	618,000	613,365
04/01/24	5.875%	4,283,000	4,374,014
05/01/25	5.375%	4,951,000	4,901,490
05/01/27	5.875%	1,954,000	1,954,000
CCOH Safari LLC (a)
02/15/26	5.750%	3,324,000	3,332,742
CSC Holdings LLC
02/15/19	8.625%	1,688,000	1,814,600
11/15/21	6.750%	3,659,000	3,713,885
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	4,568,000	4,470,930
12/15/21	5.125%	2,020,000	1,853,350
12/15/21	5.125%	3,721,000	3,414,017
07/15/25	7.750%	4,726,000	4,406,995
DISH DBS Corp.
06/01/21	6.750%	8,584,000	8,744,950
07/15/22	5.875%	1,308,000	1,252,410
11/15/24	5.875%	6,100,000	5,481,155
DigitalGlobe, Inc. (a)
02/01/21	5.250%	5,613,000	4,883,310
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,575,000	2,466,750
04/01/21	7.500%	4,032,000	2,802,240
Neptune Finco Corp. (a)
01/15/23	10.125%	2,507,000	2,698,159
10/15/25	6.625%	8,693,000	9,192,847
10/15/25	10.875%	8,494,000	9,173,520
Quebecor Media, Inc.
01/15/23	5.750%	1,914,000	1,985,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Cable and Satellite (continued)
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	$6,340,000	$6,340,000
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	6,876,000	6,807,240
Unitymedia GmbH (a)
01/15/25	6.125%	5,232,000	5,388,960
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	1,972,000	2,065,670
01/15/25	5.000%	6,157,000	6,176,210
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,658,505
Videotron Ltd. (a)
06/15/24	5.375%	2,137,000	2,169,055
Virgin Media Finance PLC (a)
10/15/24	6.000%	1,618,000	1,622,045
01/15/25	5.750%	10,835,000	10,780,825
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	4,670,000	4,658,325
Total			147,582,376
Chemicals 3.3%
Angus Chemical Co. (a)
02/15/23	8.750%	4,470,000	4,257,675
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	5,083,000	5,387,980
Celanese U.S. Holdings LLC
06/15/21	5.875%	4,124,000	4,371,440
Chemours Co. LLC (The) (a)
05/15/23	6.625%	5,963,000	4,308,267
05/15/25	7.000%	7,276,000	5,275,100
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	3,998,000	3,578,210
Huntsman International LLC
11/15/20	4.875%	3,300,000	3,110,250
Huntsman International LLC (a)
11/15/22	5.125%	650,000	594,750
INEOS Group Holdings SA (a)
08/15/18	6.125%	975,000	975,000
02/15/19	5.875%	4,876,000	4,778,480
NOVA Chemicals Corp. (a)
08/01/23	5.250%	1,190,000	1,172,150
PQ Corp. (a)
11/01/18	8.750%	21,488,000	20,026,816
Platform Specialty Products Corp. (a)
05/01/21	10.375%	1,896,000	1,730,100
02/01/22	6.500%	2,322,000	1,880,820
Total			61,447,038
Construction Machinery 0.4%
United Rentals North America, Inc.
04/15/22	7.625%	3,460,000	3,678,395

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)
06/15/23	6.125%	$3,581,000	$3,672,352
Total			7,350,747
Consumer Cyclical Services 1.6%
APX Group, Inc.
12/01/19	6.375%	8,716,000	8,498,100
12/01/20	8.750%	6,746,000	5,481,125
IHS, Inc.
11/01/22	5.000%	8,979,000	9,293,265
Interval Acquisition Corp. (a)
04/15/23	5.625%	5,390,000	5,295,675
Total			28,568,165
Consumer Products 2.1%
Jarden Corp. (a)
11/15/23	5.000%	2,563,000	2,652,705
Prestige Brands, Inc. (a)
03/01/24	6.375%	4,919,000	5,066,570
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	6,237,000	6,486,480
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	5,316,000	5,462,190
Spectrum Brands, Inc.
11/15/20	6.375%	4,769,000	5,031,295
11/15/22	6.625%	2,456,000	2,643,270
07/15/25	5.750%	4,358,000	4,592,242
Springs Industries, Inc.
06/01/21	6.250%	4,532,000	4,469,685
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	2,887,000	2,930,305
Total			39,334,742
Diversified Manufacturing 0.5%
Amsted Industries, Inc. (a)
03/15/22	5.000%	695,000	681,100
09/15/24	5.375%	1,534,000	1,457,300
Entegris, Inc. (a)
04/01/22	6.000%	5,733,000	5,804,662
MTW Foodservice Escrow Corp. (a)
02/15/24	9.500%	1,206,000	1,270,823
Total			9,213,885
Electric 1.7%
AES Corp. (The)
07/01/21	7.375%	6,751,000	7,037,918
Calpine Corp.
01/15/23	5.375%	8,500,000	7,926,250
NRG Energy, Inc.
07/15/22	6.250%	9,538,000	8,059,610
05/01/24	6.250%	1,434,000	1,190,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
NRG Yield Operating LLC
08/15/24	5.375%	$8,463,000	$7,447,440
Total			31,661,438
Finance Companies 5.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	856,000	869,910
05/15/21	4.500%	14,557,000	14,666,177
10/01/21	5.000%	6,376,000	6,543,370
Aircastle Ltd.
02/15/22	5.500%	6,107,000	6,099,366
CIT Group, Inc.
02/19/19	3.875%	2,850,000	2,835,750
05/15/20	5.375%	2,385,000	2,462,513
CIT Group, Inc. (a)
02/15/19	5.500%	2,265,000	2,338,613
International Lease Finance Corp.
05/15/19	6.250%	4,809,000	5,157,652
12/15/20	8.250%	2,425,000	2,803,906
04/15/21	4.625%	3,743,000	3,780,430
01/15/22	8.625%	719,000	852,015
Navient Corp.
10/26/20	5.000%	2,877,000	2,538,953
01/25/22	7.250%	3,659,000	3,329,690
03/25/24	6.125%	4,189,000	3,505,774
10/25/24	5.875%	8,211,000	6,650,910
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	3,018,000	2,859,555
12/15/21	7.250%	4,938,000	4,623,202
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	9,771,000	9,355,732
Quicken Loans, Inc. (a)
05/01/25	5.750%	3,757,000	3,512,795
Springleaf Finance Corp.
12/15/17	6.900%	2,959,000	2,907,218
10/01/21	7.750%	2,845,000	2,524,938
10/01/23	8.250%	2,221,000	1,921,165
iStar, Inc.
07/01/19	5.000%	5,845,000	5,443,156
Total			97,582,790
Food and Beverage 1.5%
Constellation Brands, Inc.
11/15/19	3.875%	1,345,000	1,393,017
05/01/23	4.250%	1,554,000	1,610,332
11/15/24	4.750%	4,941,000	5,175,697
12/01/25	4.750%	966,000	1,009,470
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	663,000	699,465
Post Holdings, Inc.
02/15/22	7.375%	1,343,000	1,423,580
Post Holdings, Inc. (a)
12/15/22	6.000%	2,449,000	2,543,899
03/15/24	7.750%	6,818,000	7,465,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
WhiteWave Foods Co. (The)
10/01/22	5.375%	$5,270,000	$5,638,900
Total			26,960,070
Gaming 4.2%
Boyd Gaming Corp.
05/15/23	6.875%	5,088,000	5,227,920
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	3,965,000	4,013,373
International Game Technology PLC (a)
02/15/22	6.250%	5,709,000	5,391,437
MGM Resorts International
03/01/18	11.375%	7,001,000	8,051,150
10/01/20	6.750%	3,344,000	3,578,080
12/15/21	6.625%	6,129,000	6,512,062
03/15/23	6.000%	1,995,000	2,044,875
Penn National Gaming, Inc.
11/01/21	5.875%	1,524,000	1,483,035
Pinnacle Entertainment, Inc.
08/01/21	6.375%	4,834,000	5,130,082
Scientific Games International, Inc.
12/01/22	10.000%	13,747,000	10,791,395
Scientific Games International, Inc. (a)
01/01/22	7.000%	9,778,000	9,509,105
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	4,120,000	4,243,600
10/01/20	7.804%	2,100,000	2,232,636
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	5,517,000	5,130,810
Tunica-Biloxi Gaming Authority (a)(b)(c)
05/15/16	0.000%	8,862,000	4,331,303
Total			77,670,863
Health Care 8.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	1,334,000	1,322,661
02/15/23	5.625%	1,718,000	1,735,180
Acadia Healthcare Co., Inc. (a)
03/01/24	6.500%	3,110,000	3,211,075
Alere, Inc. (a)
07/01/23	6.375%	3,520,000	3,863,200
Amsurg Corp.
11/30/20	5.625%	900,000	928,125
07/15/22	5.625%	3,850,000	3,965,500
CHS/Community Health Systems, Inc.
02/01/22	6.875%	6,316,000	5,415,970
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	4,635,000	4,090,388
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	9,431,000	9,926,127

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$5,255,000	$5,386,375
Emdeon, Inc. (a)
02/15/21	6.000%	2,858,000	2,657,940
ExamWorks Group, Inc.
04/15/23	5.625%	2,122,000	2,132,610
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	710,000	784,550
07/31/19	5.625%	1,737,000	1,886,816
01/31/22	5.875%	3,632,000	3,967,960
10/15/24	4.750%	2,883,000	2,946,426
HCA, Inc.
02/15/22	7.500%	7,598,000	8,584,220
02/01/25	5.375%	25,988,000	26,475,275
04/15/25	5.250%	6,176,000	6,361,280
HealthSouth Corp. (a)
11/01/24	5.750%	1,725,000	1,742,250
09/15/25	5.750%	970,000	962,725
Hologic, Inc. (a)
07/15/22	5.250%	3,367,000	3,526,596
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	2,883,000	2,652,360
Kinetic Concepts, Inc./USA, Inc. (a)
02/15/21	7.875%	848,000	873,440
LifePoint Health, Inc.
12/01/21	5.500%	2,677,000	2,764,003
MEDNAX, Inc. (a)
12/01/23	5.250%	4,223,000	4,376,084
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	5,117,000	5,155,377
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	4,630,000	4,352,200
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	2,222,000	2,160,895
Tenet Healthcare Corp.
10/01/20	6.000%	2,684,000	2,850,408
04/01/21	4.500%	11,975,000	11,900,156
04/01/22	8.125%	10,942,000	10,757,299
Total			149,715,471
Healthcare Insurance 1.0%
Centene Corp.
05/15/22	4.750%	4,848,000	4,884,360
Centene Escrow Corp. (a)
02/15/21	5.625%	2,962,000	3,095,290
02/15/24	6.125%	4,349,000	4,615,376
Molina Healthcare, Inc. (a)
11/15/22	5.375%	4,856,000	4,916,700
Total			17,511,726
Home Construction 1.1%
CalAtlantic Group, Inc.
11/15/24	5.875%	3,689,000	3,864,228

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)
Lennar Corp. (d)
04/01/21	4.750%	$3,380,000	$3,396,900
Meritage Homes Corp.
04/15/20	7.150%	1,217,000	1,265,680
04/01/22	7.000%	3,328,000	3,452,800
06/01/25	6.000%	1,948,000	1,909,040
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,823,000	4,485,390
03/01/24	5.625%	2,745,000	2,456,775
Total			20,830,813
Independent Energy 3.9%
Antero Resources Corp.
12/01/22	5.125%	4,650,000	3,964,125
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	9,250,000	6,567,500
Concho Resources, Inc.
01/15/22	6.500%	965,000	926,400
10/01/22	5.500%	3,987,000	3,695,451
04/01/23	5.500%	11,539,000	10,731,270
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	822,000	702,810
02/15/23	7.750%	8,140,000	7,000,400
Diamondback Energy, Inc.
10/01/21	7.625%	1,297,000	1,309,970
Laredo Petroleum, Inc.
01/15/22	5.625%	5,746,000	3,677,440
05/01/22	7.375%	3,662,000	2,352,835
03/15/23	6.250%	11,635,000	7,242,788
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	12,759,000	12,408,127
RSP Permian, Inc.
10/01/22	6.625%	2,051,000	1,835,645
RSP Permian, Inc. (a)
10/01/22	6.625%	2,650,000	2,351,875
Range Resources Corp.
03/15/23	5.000%	8,720,000	7,281,200
Total			72,047,836
Leisure 0.5%
AMC Entertainment, Inc.
06/15/25	5.750%	1,009,000	1,043,054
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	3,840,000	3,969,600
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	4,737,000	4,437,977
Total			9,450,631
Lodging 1.0%
Choice Hotels International, Inc.
07/01/22	5.750%	2,939,000	3,096,971

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Lodging (continued)
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	$4,879,000	$5,061,962
Playa Resorts Holding BV (a)
08/15/20	8.000%	8,848,000	8,228,640
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	1,207,000	1,203,983
Total			17,591,556
Media and Entertainment 4.6%
AMC Networks, Inc.
07/15/21	7.750%	3,870,000	4,111,875
12/15/22	4.750%	7,344,000	7,454,160
Activision Blizzard, Inc. (a)
09/15/21	5.625%	12,992,000	13,657,840
09/15/23	6.125%	2,508,000	2,683,560
Lamar Media Corp.
01/15/24	5.375%	1,883,000	1,934,783
Lamar Media Corp. (a)
02/01/26	5.750%	1,329,000	1,376,339
MDC Partners, Inc. (a)
04/01/20	6.750%	9,816,000	9,987,780
Netflix, Inc.
02/15/22	5.500%	3,451,000	3,623,550
02/15/25	5.875%	15,375,000	16,105,312
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	6,467,000	6,677,178
Univision Communications, Inc. (a)
09/15/22	6.750%	1,110,000	1,177,932
02/15/25	5.125%	15,002,000	14,683,207
Total			83,473,516
Metals 0.5%
ArcelorMittal (b)
08/05/20	6.250%	1,143,000	1,030,129
03/01/21	6.500%	5,694,000	5,124,600
02/25/22	7.250%	3,726,000	3,362,715
Total			9,517,444
Midstream 4.4%
Energy Transfer Equity LP
06/01/27	5.500%	9,466,000	7,146,830
MPLX LP (a)
02/15/23	5.500%	7,508,000	6,700,898
07/15/23	4.500%	2,415,000	2,008,988
12/01/24	4.875%	13,594,000	11,105,822
06/01/25	4.875%	936,000	763,538
Sabine Pass Liquefaction LLC
03/01/25	5.625%	11,355,000	10,304,662
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	6,964,000	6,672,348
11/15/19	4.125%	2,572,000	2,269,790
05/01/23	5.250%	256,000	200,320
11/15/23	4.250%	5,498,000	4,178,480
Targa Resources Partners LP/Finance Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)
03/15/24	6.750%	$6,929,000	$5,872,327
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	1,319,000	1,233,265
10/15/22	6.250%	9,894,000	9,102,480
Western Gas Partners LP
07/01/22	4.000%	3,664,000	2,898,748
06/01/25	3.950%	1,895,000	1,380,894
Williams Companies, Inc. (The)
01/15/23	3.700%	1,470,000	1,087,800
06/24/24	4.550%	10,529,000	7,896,750
Total			80,823,940
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	6,727,000	5,869,308

Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	3,360,000	3,478,188

Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	7,242,000	7,350,630

Packaging 2.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	3,308,000	3,105,385
Berry Plastics Corp.
05/15/22	5.500%	7,732,000	8,041,280
Berry Plastics Corp. (a)
10/15/22	6.000%	2,872,000	2,986,880
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	912,000	908,580
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	8,609,000	8,264,640
Reynolds Group Issuer, Inc./LLC
05/15/18	8.500%	4,700,000	4,700,000
10/15/20	5.750%	6,835,000	7,022,962
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	3,939,000	3,870,068
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	2,250,000	1,912,500
Total			40,812,295
Pharmaceuticals 4.2%
Concordia Healthcare Corp. (a)
04/15/23	7.000%	2,793,000	2,429,910
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	5,950,000	5,920,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	$8,288,000	$8,370,880
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	4,858,000	5,021,958
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	7,866,000	8,023,320
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	6,305,000	6,194,662
04/15/25	5.500%	1,756,000	1,655,030
Quintiles Transnational Corp. (a)
05/15/23	4.875%	4,158,000	4,272,345
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	11,546,000	10,651,185
07/15/21	7.500%	5,249,000	4,947,183
12/01/21	5.625%	3,362,000	2,878,713
05/15/23	5.875%	11,003,000	9,283,781
04/15/25	6.125%	8,068,000	6,772,077
Total			76,421,294
Property & Casualty 0.9%
Alliant Holdings I LP (a)
08/01/23	8.250%	383,000	344,700
HUB International Ltd. (a)
02/15/21	9.250%	1,273,000	1,301,642
10/01/21	7.875%	14,658,000	13,118,910
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	1,245,000	1,036,463
Total			15,801,715
Railroads 0.2%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	2,877,000	2,880,596

Restaurants 0.2%
BC ULC/New Red Finance, Inc. (a)
04/01/22	6.000%	3,525,000	3,674,813

Retailers 1.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	2,724,000	2,689,950
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	1,725,000	1,707,750
Dollar Tree, Inc. (a)
03/01/23	5.750%	5,434,000	5,780,417
Group 1 Automotive, Inc.
06/01/22	5.000%	2,107,000	1,970,045
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	2,285,000	2,142,188

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)
L Brands, Inc.
04/01/21	6.625%	$2,492,000	$2,787,925
Penske Automotive Group, Inc.
12/01/24	5.375%	2,955,000	2,866,350
Rite Aid Corp.
06/15/21	6.750%	1,250,000	1,325,000
Junior Subordinated
02/15/27	7.700%	1,993,000	2,366,687
Rite Aid Corp. (a)
04/01/23	6.125%	10,056,000	10,734,780
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	1,393,000	1,448,720
Total			35,819,812
Technology 6.4%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	3,999,000	4,038,990
08/01/22	5.375%	8,825,000	8,207,250
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	1,296,000	1,364,040
Audatex North America, Inc. (a)
11/01/23	6.125%	6,160,000	6,221,600
Equinix, Inc.
04/01/23	5.375%	7,457,000	7,976,753
01/15/26	5.875%	5,272,000	5,509,240
First Data Corp. (a)
08/15/23	5.375%	4,403,000	4,579,120
12/01/23	7.000%	12,394,000	12,394,000
01/15/24	5.750%	14,600,000	14,691,250
MSCI, Inc. (a)
11/15/24	5.250%	5,011,000	5,299,132
08/15/25	5.750%	4,888,000	5,272,930
Microsemi Corp. (a)
04/15/23	9.125%	3,875,000	4,097,812
NCR Corp.
12/15/23	6.375%	3,120,000	3,057,600
NXP BV/Funding LLC (a)
06/15/22	4.625%	2,700,000	2,693,250
03/15/23	5.750%	2,195,000	2,271,825
Qualitytech LP/Finance Corp.
08/01/22	5.875%	3,345,000	3,386,813
Riverbed Technology, Inc. (a)
03/01/23	8.875%	5,986,000	5,327,540
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	3,225,000	3,410,438
Solera LLC/Finance, Inc. (a)(d)
03/01/24	10.500%	2,663,000	2,529,850
VeriSign, Inc.
05/01/23	4.625%	3,743,000	3,686,855
04/01/25	5.250%	4,433,000	4,366,505

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
Zebra Technologies Corp.
10/15/22	7.250%	$5,848,000	$6,096,540
Total			116,479,333
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc. (a)
03/15/25	5.250%	3,000,000	2,655,000
Hertz Corp. (The)
01/15/21	7.375%	482,000	478,385
10/15/22	6.250%	964,000	917,005
Total			4,050,390
Wireless 6.0%
Crown Castle International Corp.
04/15/22	4.875%	1,994,000	2,083,730
01/15/23	5.250%	6,525,000	6,908,344
Numericable-SFR SA (a)
05/15/19	4.875%	3,325,000	3,323,337
05/15/22	6.000%	8,271,000	8,188,290
SBA Telecommunications, Inc.
07/15/20	5.750%	4,859,000	5,047,286
Sprint Communications, Inc.
08/15/20	7.000%	568,000	445,880
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	19,736,080
03/01/20	7.000%	2,753,000	2,704,823
Sprint Corp.
09/15/21	7.250%	4,383,000	3,298,207
09/15/23	7.875%	3,586,000	2,653,640
06/15/24	7.125%	4,970,000	3,541,125
02/15/25	7.625%	3,590,000	2,566,850
T-Mobile USA, Inc.
04/28/21	6.633%	6,228,000	6,508,260
01/15/22	6.125%	2,417,000	2,483,468
04/28/22	6.731%	1,126,000	1,177,909
03/01/23	6.000%	4,091,000	4,213,730
04/01/23	6.625%	2,456,000	2,566,520
01/15/24	6.500%	4,086,000	4,198,365
03/01/25	6.375%	1,324,000	1,337,240
01/15/26	6.500%	8,311,000	8,422,118
Wind Acquisition Finance SA (a)
04/30/20	6.500%	6,048,000	6,123,600
07/15/20	4.750%	8,653,000	8,350,145
04/23/21	7.375%	4,756,000	4,375,520
Total			110,254,467
Wirelines 3.6%
CenturyLink, Inc.
06/15/21	6.450%	6,643,000	6,746,764
04/01/25	5.625%	2,598,000	2,286,240
Frontier Communications Corp.
07/01/21	9.250%	1,993,000	1,993,000
04/15/24	7.625%	4,048,000	3,542,000
01/15/25	6.875%	9,741,000	8,206,792
Frontier Communications Corp. (a)
09/15/20	8.875%	1,611,000	1,663,358

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
09/15/22	10.500%	$2,974,000	$3,003,740
09/15/25	11.000%	8,630,000	8,640,787
Level 3 Financing, Inc.
06/01/20	7.000%	4,765,000	4,967,512
01/15/21	6.125%	2,848,000	2,976,160
08/15/22	5.375%	3,790,000	3,894,225
Level 3 Financing, Inc. (a)
01/15/24	5.375%	3,700,000	3,792,500
Telecom Italia SpA (a)
05/30/24	5.303%	3,017,000	2,911,405
Windstream Services, LLC
10/15/20	7.750%	2,078,000	1,716,324
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,907,000	2,045,258
04/01/23	6.000%	6,734,000	6,632,990
05/15/25	6.375%	435,000	415,425
Total			65,434,480
Total Corporate Bonds & Notes (Cost: $1,660,516,649)			$1,606,818,891

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%

California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (a)(b)(c)(e)(f)
10/01/11	0.000%	$3,083,843	$1,539,608
Total Municipal Bonds (Cost: $3,083,843)			$1,539,608

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.1%

Health Care 0.4%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(g)
03/20/20	8.500%	$7,462,000	$7,238,140

Pharmaceuticals 0.2%
Concordia Healthcare Corp. Term Loan (b)(g)
10/21/21	5.250%	4,500,000	4,320,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers 0.1%
Manitowoc Foodservice, Inc. Tranche B Term Loan (b)(d)(g)
03/07/23	5.750%	$2,519,000	$2,519,000

Technology 0.4%
Applied Systems, Inc. 2nd Lien Term Loan (b)(g)
01/24/22	7.500%	666,000	602,730
Microsemi Corp. Tranche B Term Loan (b)(g)
01/15/23	5.250%	5,870,117	5,860,314
Total			6,463,044

Total Senior Loans (Cost: $20,495,596)			$20,540,184

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (e)(h)(i)(j)		50,004	$—

TOTAL FINANCIALS			—

Total Common Stocks (Cost: $—)			$—

Issuer	Shares	Value

Limited Partnerships —%

Financials —%
Diversified Financial Services —%
Varde Fund V LP (e)(h)(j)	25,000,000	$3,835
TOTAL FINANCIALS		3,835
Total Limited Partnerships (Cost: $—)		$3,835

	Shares	Value

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.420% (k)(l)	80,074,856	$80,074,856
Total Money Market Funds (Cost: $80,074,856)		$80,074,856
Total Investments
(Cost: $1,764,170,944) (m)		$1,708,977,374(n)
Other Assets & Liabilities, Net		122,152,799
Net Assets		$1,831,130,173

At February 29, 2016, cash totaling $616,950 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at February 29, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(457)	USD	(59,645,641)	06/2016	—	(48,924)

Credit Default Swap Contracts Outstanding at February 29, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 25*	12/20/2020	5.000	5.230%	30,000,000	(20,458)	—	—	(20,458)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $769,206,002 or 42.01% of net assets.

(b)	Variable rate security.
(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2016, the value of these securities amounted to $5,870,911, which represents 0.32% of net assets.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $1,543,443, which represents 0.08% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 0.0000%	10-04-2004	3,083,843

Fairlane Management Corp.	09-23-2002	—

Varde Fund V LP	04-27-2000-06-19-2000	—*

* The original cost for this position was $25,000,000.  From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At February 29, 2016, the value of these securities amounted to $1,539,608 or 0.08% of net assets.

(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 29, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	Non-income producing investment.
(i)	Negligible market value.
(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $3,835, which represents less than 0.01% of net assets.

(k)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	79,336,300	546,071,645	(545,333,089)	80,074,856	137,315	80,074,856

(m)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $1,764,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,398,000
Unrealized Depreciation	(82,592,000)
Net Unrealized Depreciation	$(55,194,000)

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,606,818,891	—	1,606,818,891
Municipal Bonds	—	1,539,608	—	1,539,608
Senior Loans	—	13,302,044	7,238,140	20,540,184
Common Stocks
Financials	—	—	0(a)	0(a)
Limited Partnerships
Financials	—	—	3,835	3,835
Money Market Funds	—	80,074,856	—	80,074,856
Total Investments	—	1,701,735,399	7,241,975	1,708,977,374
Derivatives
Liabilities
Futures Contracts	(48,924)	—	—	(48,924)
Swap Contracts	—	(20,458)	—	(20,458)
Total	(48,924)	1,701,714,941	7,241,975	1,708,907,992

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	79,336,300	79,336,300	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Certain common stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	7,438,718	7,438,718	—

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mortgage Opportunities Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 119.6%
Federal Home Loan Mortgage Corp. (a)
CMO IO STRIPS Series 304 Class C67
12/15/42	4.500%	$12,037,090	$2,848,416
CMO IO Series 329 Class C5
06/15/43	3.500%	1,577,121	263,921
CMO IO Series 4098 Class AI
05/15/39	3.500%	17,180,705	2,067,655
CMO IO Series 4121 Class IA
01/15/41	3.500%	2,451,047	385,288
CMO IO Series 4213 Class DI
06/15/38	3.500%	12,288,004	1,189,052
CMO IO Series 4215 Class IL
07/15/41	3.500%	12,473,730	1,308,261
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.573%	3,946,042	893,981
CMO IO STRIPS Series 309 Class S4
08/15/43	5.543%	8,614,485	1,966,771
CMO IO STRIPS Series 312 Class S1
09/15/43	5.523%	7,702,410	1,777,886
CMO IO Series 311 Class S1
08/15/43	5.523%	17,977,794	3,577,188
CMO IO Series 325 Class S1
03/15/44	5.523%	13,477,891	3,040,568
CMO IO Series 326 Class S2
03/15/44	5.523%	18,939,085	4,247,844
CMO IO Series 3922 Class SH
09/15/41	5.473%	17,606,930	3,302,190
CMO IO Series 3957 Class WS
11/15/41	6.123%	9,062,188	1,467,062
CMO IO Series 4223 Class DS
12/15/38	5.673%	3,156,839	468,446
CMO IO Series 4286 Class NS
12/15/43	5.473%	3,518,325	828,612
Federal National Mortgage Association (a)
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	7,668,381	804,788
CMO IO Series 2012-152 Class EI
07/25/31	3.000%	16,537,252	1,697,102
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	8,283,909	631,143
CMO IO Series 2013-117 Class AI
04/25/36	3.500%	6,101,223	597,118
CMO IO Series 2013-118 Class AI
09/25/38	4.000%	6,585,577	730,025
CMO IO Series 2013-31 Class IH
02/25/43	3.500%	13,221,914	1,591,518
Federal National Mortgage Association (a)(b)
CMO IO Series 2013-101 Class CS
10/25/43	5.464%	5,983,834	1,476,671
CMO IO Series 2013-124 Class SB
12/25/43	5.514%	8,801,957	2,106,604
CMO IO Series 2013-54 Class BS
06/25/43	5.714%	8,264,130	2,067,763
CMO IO Series 2013-97 Class SB
06/25/32	5.664%	3,675,693	479,846
CMO IO Series 416 Class S1
11/25/42	5.664%	3,908,674	930,181

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (c)
03/14/46	3.500%	$117,500,000	$123,105,455
03/14/46	4.000%	80,000,000	85,365,616
Government National Mortgage Association (a)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	13,747,889	2,235,447
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	12,872,925	2,662,022
Total Residential Mortgage-Backed Securities - Agency (Cost: $259,605,287)			$256,114,440

Residential Mortgage-Backed Securities - Non-Agency 32.5%

AJAX Mortgage Loan Trust
CMO Series 2014-B Class A (b)(d)
08/25/54	3.850%	1,677,294	1,659,011
Angel Oak Mortgage Trust LLC Series 2015-1 (d)
11/25/45	5.500%	3,500,000	3,483,178
BCAP LLC Trust (b)(d)
CMO Series 2014-RR3 Class 3A1
07/26/36	0.471%	670,040	641,060
Series 2010-RR11 Class 8A1
05/27/37	5.444%	1,848,467	1,868,077
COLT LLC (b)(d)(e)
CMO Series 15-1 Class A2
12/26/45	4.177%	2,817,719	2,792,360
Series 2015-A Class A2
07/27/20	4.186%	3,000,000	2,939,700
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(d)
02/25/57	4.455%	1,845,000	1,822,878
Citigroup Mortgage Loan Trust, Inc. (a)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	108,078,031	4,037,060
CMO IO Series 2015-A Class A4IO
06/25/58	0.250%	16,709,781	156,041
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class B3
06/25/58	4.500%	4,217,489	4,088,690
Citigroup Mortgage Loan Trust, Inc. (b)(d)
CMO Series 2014-11 Class 5A2
11/25/36	20.508%	1,589,159	1,772,967
CMO Series 2014-2 Class 3A3
08/25/37	0.567%	3,218,000	3,014,451
CMO Series 2014-C Class A
02/25/54	3.250%	3,857,423	3,699,989
Series 2013-11 Class 3A3
09/25/34	2.623%	873,127	832,123
Credit Suisse Mortgage Capital Certificates (b)(d)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	2,709,077	2,660,473
CMO Series 2014-RPL4 Class A2
08/25/62	4.577%	4,000,000	3,886,669

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates (d)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	$794,477	$789,013
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	4,000,000	3,901,166
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	2,622,834	2,528,836
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	588,178	585,829
Credit Suisse Securities (USA) LLC (d)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	2,899,789	2,818,109
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	2,500,000	2,457,500
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (b)
12/25/27	4.327%	2,000,000	1,835,266
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (d)
12/27/37	4.000%	1,670,258	1,671,127
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(d)
09/26/36	2.855%	8,157,742	7,260,390
NZES Series 2015-PLS1 Class A (b)(d)
04/25/17	5.250%	2,499,155	2,477,258
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(d)
01/25/54	2.236%	25,705,796	1,582,827
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A2 (b)(d)
05/28/30	4.250%	1,000,000	953,438
VML LLC CMO Series 2014-NPL1 Class A1 (d)
04/27/54	3.875%	1,367,779	1,355,281
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $69,432,913)			$69,570,767

Commercial Mortgage-Backed Securities - Non-Agency 24.3%
1211 Avenue of the Americas Trust Series 2015-1211 Class E (b)(d)
08/10/35	4.142%	2,000,000	1,747,324
225 Liberty Street Trust Series 2016-225L Class E
02/10/36	4.648%	1,000,000	886,173
American Homes 4 Rent (b)(d)
Series 2014-SFR1 Class E
06/17/31	2.927%	7,000,000	6,428,842
Series 2014-SFR1 Class F
06/17/31	3.677%	3,250,000	3,008,363

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
American Homes 4 Rent (d)
Series 2015-SFR1 Class F
04/17/52	5.885%	$2,000,000	$1,794,764
Aventura Mall Trust Series 2013-AVM Class E (b)(d)
12/05/32	3.743%	5,000,000	4,806,138
B2R Mortgage Trust Series 2015-2 Class E (b)(d)
11/15/48	5.492%	1,500,000	1,376,445
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(d)
07/05/33	4.691%	3,000,000	2,799,857
Banc of America Merrill Lynch Re-Remic Trust (b)(d)
Series 2014-FRR7 Class A
10/26/44	2.686%	1,000,000	985,074
Series 2014-FRR7 Class B
10/26/44	2.686%	2,000,000	1,923,566
Series 2015-FR11 Class A705
09/27/44	1.885%	3,000,000	2,733,159
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)
08/10/45	5.794%	2,000,000	1,911,387
Invitation Homes Trust (b)(d)
Series 2015-SFR3 Class F
08/17/32	5.177%	1,000,000	934,566
Subordinated, Series 2014-SFR2 Class E
09/17/31	3.837%	1,000,000	939,672
Subordinated, Series 2014-SFR3 Class E
12/17/31	4.927%	500,000	487,935
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	6,000,000	6,028,684
ORES NPL LLC Series 2013-LV2 Class A (d)
09/25/25	3.081%	145,180	144,454
Rialto Capital Management LLC Series 2014-LT5 Class B (d)
05/15/24	5.000%	3,000,000	2,997,012
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (d)
12/25/32	5.071%	1,000,000	999,001
Rialto Real Estate Fund LP Series 2014-LT6 Class B (d)
09/15/24	5.486%	1,000,000	999,773
VFC LLC (d)
Series 2014-2 Class B
07/20/30	5.500%	3,000,000	2,978,817
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	5,250,000	5,245,917
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $53,552,972)			$52,156,923

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 15.1%
A Voce CLO Ltd. Series 2014-1A Class C (b)(d)
07/15/26	4.122%	$1,000,000	$766,733
Apidos CLO XXII Series 2015-22A Class D (b)(d)
10/20/27	6.336%	2,000,000	1,517,064
Ares CLO Ltd. Series 2014-32A Class C (b)(d)
11/15/25	4.818%	2,750,000	2,274,778
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (b)(d)
10/15/26	7.126%	2,000,000	1,635,428
Ares XXXVIII CLO Ltd. (b)(d)
01/20/27	6.714%	3,000,000	2,291,847
Avery Point VII CLO Ltd. (b)(d)
01/15/28	7.186%	3,500,000	2,771,741
Ballyrock CLO LLC Series 2014-1A Class C (b)(d)
10/20/26	4.374%	1,630,000	1,244,300
Betony CLO Ltd. Series 2015-1A Class E (b)(d)
04/15/27	5.972%	4,250,000	2,800,924
Carlyle Global Market Strategies CLO Series 2015-4A Class D (b)(d)
10/20/27	6.444%	3,700,000	2,830,889
Cole Park CLO Ltd. Series 2015 Class E (b)(d)
10/20/28	6.552%	3,000,000	2,297,730
GCAT LLC Series 2014-2 Class A1 (b)(d)
10/25/19	3.721%	5,540,614	5,512,292
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(d)
01/25/55	3.475%	713,247	711,021
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (b)(d)
11/25/25	5.871%	1,750,000	1,176,733

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SoFi Professional Loan Program LLC Series 2015-D Class RC (d)(f)
10/26/37	0.000%	$3	$2,000,000
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(d)
07/14/26	4.224%	3,000,000	2,595,597
Total Asset-Backed Securities - Non-Agency (Cost: $37,484,537)			$32,427,077

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.2%
Put - OTC 5-Year Interest Rate Swap(g)
	50,000,000	2.00	12/14/21	$201,200
Put - OTC 5-Year Interest Rate Swap(g)
	50,000,000	2.15	09/13/21	64,370
Put - OTC 5-Year Interest Rate Swap(g)
	70,000,000	3.25	08/22/22	109,928
Total Options Purchased Puts (Cost: $3,242,750)				$375,498

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.420% (h)(i)	7,239,696	$7,239,696
Total Money Market Funds (Cost: $7,239,696)		$7,239,696
Total Investments (Cost: $430,558,155) (j)		$417,884,401(k)
Other Assets & Liabilities, Net		(203,651,277)
Net Assets		$214,233,124

At February 29, 2016, cash totaling $8,819,425 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND(CBT)	26	USD	4,277,812	06/2016	—	(8,368)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(582)	USD	(75,960,094)	06/2016	—	(63,909)
US 5YR NOTE (CBT)	(236)	USD	(28,552,312)	06/2016	—	(13,074)
Total			(104,512,406)		—	(76,983)

Credit Default Swap Contracts Outstanding at February 29, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	10,000,000	(1,173,419)	621,398	4,167	—	(547,855)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	9,000,000	(1,056,077)	734,264	3,750	—	(318,063)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	9,000,000	(1,399,914)	1,088,351	3,750	—	(307,813)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	5,100,000	(793,285)	661,242	2,125	—	(129,917)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	5,500,000	(855,503)	944,295	2,291	91,083	—
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	5,500,000	(645,380)	715,200	2,292	72,112	—
Total									163,195	(1,303,648)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at February 29, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.593	09/14/2020	—	34,850,000	(300)	—	(978,458)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	—	35,000,000	(302)	—	(937,959)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.303	02/28/2023	—	35,000,000	(200)	123,027	—
Total								123,027	(1,916,417)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)            Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(b)            Variable rate security.

(c)            Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)            Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At February 29, 2016, the value of these securities amounted to $135,211,466 or 63.11% of net assets.

(e)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $5,732,060, which represents 2.68% of net assets.

(f)             Zero coupon bond.

(g)            Purchased swaption contracts outstanding at February 29, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	3.250	08/22/2022	70,000,000	1,851,500	109,928
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	50,000,000	712,500	64,370
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Receive	2.000	12/14/2021	50,000,000	678,750	201,200
Total							3,242,750	375,498

(h)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(i)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,448,540	143,951,453	(146,160,297)	7,239,696	7,582	7,239,696

(j)             At February 29, 2016, the cost of securities for federal income tax purposes was approximately $430,558,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,928,000
Unrealized Depreciation	(15,602,000)
Net Unrealized Depreciation	$(12,674,000)

(k)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO                      Collateralized Mortgage Obligation

STRIPS         Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD                         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	256,114,440	—	256,114,440
Residential Mortgage-Backed Securities - Non-Agency	—	49,031,110	20,539,657	69,570,767
Commercial Mortgage-Backed Securities - Non-Agency	—	52,012,469	144,454	52,156,923
Asset-Backed Securities - Non-Agency	—	30,427,077	2,000,000	32,427,077
Options Purchased Puts	—	375,498	—	375,498
Money Market Funds	—	7,239,696	—	7,239,696
Total Investments	—	395,200,290	22,684,111	417,884,401
Derivatives
Assets
Swap Contracts	—	286,222	—	286,222
Liabilities
Futures Contracts	(85,351)	—	—	(85,351)
Swap Contracts	—	(3,220,065)	—	(3,220,065)
Total	(85,351)	392,266,447	22,684,111	414,865,207

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	9,448,540	9,448,540	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Non- Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of May 31, 2015	16,392,110	926,673	—	17,318,783
Accrued discounts/premiums	13,876	(238)	—	13,638
Change in unrealized appreciation (depreciation)(a)	(973,153)	(488)	—	(973,641)
Sales	(953,176)	(781,493)	—	(1,734,669)
Purchases	6,060,000	—	2,000,000	8,060,000
Balance as of February 29, 2016	20,539,657	144,454	2,000,000	22,684,111

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2016 was $(973,641) which is comprised of Residential Mortgage-Backed Securities – Non-Agency of $(973,153) and Commercial Mortgage-Backed Securities – Non-Agency of $(488).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swaps, residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 16.9%
Auto Components 3.2%
American Axle & Manufacturing Holdings, Inc. (a)	252,300	$3,688,626
Motorcar Parts of America, Inc. (a)	134,923	4,654,843
Total		8,343,469
Diversified Consumer Services 1.1%
Sotheby’s	125,000	2,843,750
Hotels, Restaurants & Leisure 2.9%
Ruby Tuesday, Inc. (a)	29,226	154,606
SeaWorld Entertainment, Inc.	60,000	1,085,400
Texas Roadhouse, Inc.	150,000	6,256,500
Total		7,496,506
Household Durables 5.1%
Beazer Homes USA, Inc. (a)	380,000	2,781,600
Lennar Corp., Class A	135,000	5,661,900
William Lyon Homes, Inc. Class A (a)	405,000	4,803,300
Total		13,246,800
Specialty Retail 1.1%
Vitamin Shoppe, Inc. (a)	105,000	2,896,950
Textiles, Apparel & Luxury Goods 3.5%
Hanesbrands, Inc.	325,000	9,259,250
TOTAL CONSUMER DISCRETIONARY		44,086,725
CONSUMER STAPLES 5.6%
Food Products 4.2%
Dean Foods Co.	265,000	5,111,850
WhiteWave Foods Co. (The), Class A (a)	150,000	5,808,000
Total		10,919,850
Personal Products 1.4%
Herbalife Ltd. (a)	66,000	3,613,500
TOTAL CONSUMER STAPLES		14,533,350
ENERGY 3.9%
Energy Equipment & Services 3.1%
Archrock, Inc.	155,000	618,450
Exterran Corp. (a)	145,000	1,977,800
Superior Energy Services, Inc.	275,000	2,827,000
Tetra Technologies, Inc. (a)	560,000	2,822,400
Total		8,245,650

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 0.8%
Advantage Oil & Gas Ltd. (a)	265,201	$1,344,569
Ardmore Shipping Corp.	81,501	655,268
Total		1,999,837
TOTAL ENERGY		10,245,487
FINANCIALS 18.5%
Banks 1.5%
First Busey Corp.	20,932	396,661
Opus Bank	101,180	3,264,067
Sterling Bancorp	13,390	192,950
Total		3,853,678
Insurance 10.7%
American National Insurance Co.	21,514	2,187,328
Aspen Insurance Holdings Ltd.	91,000	4,066,790
Endurance Specialty Holdings Ltd.	92,396	5,753,499
Hanover Insurance Group, Inc. (The)	64,363	5,338,911
Horace Mann Educators Corp.	13,597	418,924
Lincoln National Corp.	95,000	3,470,350
State National Companies, Inc.	600,000	6,762,000
Total		27,997,802
Real Estate Investment Trusts (REITs) 3.3%
Gaming and Leisure Properties, Inc.	165,000	4,321,350
Ladder Capital Corp., Class A	403,990	4,177,257
Total		8,498,607
Thrifts & Mortgage Finance 3.0%
BofI Holding, Inc. (a)	355,000	6,578,150
Essent Group Ltd. (a)	67,350	1,296,487
Total		7,874,637
TOTAL FINANCIALS		48,224,724
HEALTH CARE 11.2%
Biotechnology 1.2%
Ligand Pharmaceuticals, Inc. (a)	35,000	3,229,800
Health Care Equipment & Supplies 2.7%
Analogic Corp.	60,000	4,498,800
Orthofix International NV (a)	66,455	2,552,536
Total		7,051,336
Health Care Providers & Services 5.0%
PharMerica Corp. (a)	210,000	4,853,100
WellCare Health Plans, Inc. (a)	91,110	8,188,056
Total		13,041,156

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 2.3%
Impax Laboratories, Inc. (a)	185,000	$6,047,650
TOTAL HEALTH CARE		29,369,942
INDUSTRIALS 15.3%
Aerospace & Defense 1.8%
Cubic Corp.	130,000	4,568,200
Airlines 3.8%
United Continental Holdings, Inc. (a)	175,000	10,020,500
Building Products 1.2%
Armstrong World Industries, Inc. (a)	34,550	1,400,312
Simpson Manufacturing Co., Inc.	51,595	1,751,134
Total		3,151,446
Commercial Services & Supplies 3.2%
Waste Connections, Inc.	135,000	8,325,450
Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp. (a)	129,773	441,228
Tutor Perini Corp. (a)	29,752	397,487
Total		838,715
Electrical Equipment 1.4%
AZZ, Inc.	21,100	1,065,550
EnerSys	52,340	2,688,183
Total		3,753,733
Machinery 0.4%
Dynamic Materials Corp.	10,077	55,726
NN, Inc.	10,097	128,030
Watts Water Technologies, Inc., Class A	16,994	876,380
Total		1,060,136
Professional Services 0.3%
Resources Connection, Inc.	62,356	864,878
Road & Rail 2.8%
Swift Transportation Co. (a)	420,000	7,156,800
Trading Companies & Distributors 0.1%
Veritiv Corp. (a)	5,060	161,616
TOTAL INDUSTRIALS		39,901,474

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 15.3%
Communications Equipment 3.2%
Aviat Networks, Inc. (a)	207,828	$134,361
Calix, Inc. (a)	550,000	3,822,500
Extreme Networks, Inc. (a)	621,157	1,751,663
Viavi Solutions, Inc. (a)	400,000	2,612,000
Total		8,320,524
Electronic Equipment, Instruments & Components 3.4%
Belden, Inc.	95,000	5,203,150
GSI Group, Inc. (a)	36,647	471,647
Mercury Systems, Inc. (a)	53,680	877,131
Park Electrochemical Corp.	22,234	316,390
Plexus Corp. (a)	55,419	2,016,697
Total		8,885,015
IT Services 3.2%
CACI International, Inc., Class A (a)	58,864	5,687,440
EPAM Systems, Inc. (a)	40,000	2,735,200
Total		8,422,640
Semiconductors & Semiconductor Equipment 2.5%
Photronics, Inc. (a)	158,070	1,607,572
Ultratech, Inc. (a)	247,695	5,023,254
Total		6,630,826
Software 3.0%
BroadSoft, Inc. (a)	210,000	7,746,900
TOTAL INFORMATION TECHNOLOGY		40,005,905
MATERIALS 5.3%
Chemicals 3.8%
Ferro Corp. (a)	375,000	3,723,750
Minerals Technologies, Inc.	125,000	6,352,500
Total		10,076,250
Containers & Packaging 1.5%
Owens-Illinois, Inc. (a)	260,000	3,889,600
TOTAL MATERIALS		13,965,850
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 1.1%
Globalstar, Inc. (a)	1,850,000	2,886,000
Wireless Telecommunication Services 3.2%
Telephone & Data Systems, Inc.	309,318	8,264,977
TOTAL TELECOMMUNICATION SERVICES		11,150,977
Total Common Stocks (Cost: $242,744,382)		$251,484,434

Issuer	Shares	Value

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	52,560	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

Issuer	Shares	Value

Limited Partnerships 1.9%
ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Sunoco LP	170,000	$5,108,500
TOTAL ENERGY		5,108,500
Total Limited Partnerships (Cost: $5,261,721)		$5,108,500
Total Investments (Cost: $248,006,103)(e)(f)		$256,592,934(g)
Other Assets & Liabilities, Net		4,653,521
Net Assets		$261,246,455

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            Negligible market value.

(c)            Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $0.  Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-17-13	—

(d)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $0.

(e)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,606,519	97,027,661	(113,634,180)	—	23,911	—

(f)             At February 29, 2016, the cost of securities for federal income tax purposes was approximately $248,006,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,997,000
Unrealized Depreciation	(5,410,000)
Net Unrealized Appreciation	$8,587,000

(g)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	44,086,725	—	—	44,086,725
Consumer Staples	14,533,350	—	—	14,533,350
Energy	10,245,487	—	—	10,245,487
Financials	48,224,724	—	—	48,224,724
Health Care	29,369,942	—	—	29,369,942
Industrials	39,901,474	—	—	39,901,474
Information Technology	40,005,905	—	—	40,005,905
Materials	13,965,850	—	—	13,965,850
Telecommunication Services	11,150,977	—	—	11,150,977
Total Common Stocks	251,484,434	—	—	251,484,434
Rights
Industrials	—	—	0(a)	0(a)
Limited Partnerships
Energy	5,108,500	—	—	5,108,500
Total Investments	256,592,934	—	0(a)	256,592,934

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 4.7%
Multiline Retail 1.5%
Nordstrom, Inc.	225,000	$11,547,000
Specialty Retail 3.2%
Lowe’s Companies, Inc.	350,000	23,635,500
TOTAL CONSUMER DISCRETIONARY		35,182,500
CONSUMER STAPLES 14.7%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	105,000	15,753,150
Food Products 5.0%
Tyson Foods, Inc., Class A	575,000	37,231,250
Tobacco 7.6%
Altria Group, Inc.	475,000	29,245,750
Philip Morris International, Inc.	300,000	27,309,000
Total		56,554,750
TOTAL CONSUMER STAPLES		109,539,150
ENERGY 9.5%
Energy Equipment & Services 1.1%
Halliburton Co.	255,162	8,236,630
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	361,605	13,722,910
Chevron Corp.	163,212	13,618,409
Marathon Oil Corp.	450,000	3,694,500
Marathon Petroleum Corp.	313,000	10,720,250
Valero Energy Corp.	280,000	16,822,400
Williams Companies, Inc. (The)	275,000	4,397,250
Total		62,975,719
TOTAL ENERGY		71,212,349
FINANCIALS 22.2%
Banks 11.5%
Bank of America Corp.	1,900,000	23,788,000
Citigroup, Inc.	500,000	19,425,000
JPMorgan Chase & Co.	342,500	19,282,750
Wells Fargo & Co.	500,000	23,460,000
Total		85,955,750

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 2.6%
Morgan Stanley	775,000	$19,142,500
Insurance 8.1%
MetLife, Inc.	450,000	17,802,000
Prudential Financial, Inc.	275,000	18,174,750
Unum Group	875,000	24,963,750
Total		60,940,500
TOTAL FINANCIALS		166,038,750
HEALTH CARE 10.3%
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	200,000	7,902,000
Health Care Providers & Services 6.1%
Express Scripts Holding Co. (a)	200,000	14,076,000
Humana, Inc.	180,000	31,854,600
Total		45,930,600
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	375,000	23,223,750
TOTAL HEALTH CARE		77,056,350
INDUSTRIALS 9.6%
Aerospace & Defense 5.9%
Honeywell International, Inc.	225,000	22,803,750
United Technologies Corp.	221,500	21,401,330
Total		44,205,080
Road & Rail 3.7%
CSX Corp.	575,000	13,880,500
Union Pacific Corp.	170,000	13,406,200
Total		27,286,700
TOTAL INDUSTRIALS		71,491,780
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.4%
Juniper Networks, Inc.	740,000	18,278,000
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	1,000,000	18,300,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.3%
Teradata Corp. (a)	700,000	$17,465,000
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	1,658,000	31,286,460
TOTAL INFORMATION TECHNOLOGY		85,329,460
MATERIALS 2.0%
Chemicals 2.0%
FMC Corp.	400,000	15,056,000
TOTAL MATERIALS		15,056,000
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 4.8%
Verizon Communications, Inc.	700,000	35,511,000
TOTAL TELECOMMUNICATION SERVICES		35,511,000

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 7.8%
Electric Utilities 4.5%
NextEra Energy, Inc.	300,000	$33,846,000
Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	2,500,000	24,500,000
TOTAL UTILITIES		58,346,000
Total Common Stocks (Cost: $537,788,297)		$724,763,339

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	24,897,675	$24,897,675
Total Money Market Funds (Cost: $24,897,675)		$24,897,675
Total Investments (Cost: $562,685,972) (d)		$749,661,014(e	)
Other Assets & Liabilities, Net		(2,602,651)
Net Assets		$747,058,363

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,089,530	157,837,496	(135,029,351)	24,897,675	14,680	24,897,675

(d)            At February 29, 2016, the cost of securities for federal income tax purposes was approximately $562,686,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$227,789,000
Unrealized Depreciation	(40,814,000)
Net Unrealized Appreciation	$186,975,000

(e)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	35,182,500	—	—	35,182,500
Consumer Staples	109,539,150	—	—	109,539,150
Energy	71,212,349	—	—	71,212,349
Financials	166,038,750	—	—	166,038,750
Health Care	77,056,350	—	—	77,056,350
Industrials	71,491,780	—	—	71,491,780
Information Technology	85,329,460	—	—	85,329,460
Materials	15,056,000	—	—	15,056,000
Telecommunication Services	35,511,000	—	—	35,511,000
Utilities	58,346,000	—	—	58,346,000
Total Common Stocks	724,763,339	—	—	724,763,339
Money Market Funds	—	24,897,675	—	24,897,675
Total Investments	724,763,339	24,897,675	—	749,661,014

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,089,530	2,089,530	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.0%
CONSUMER DISCRETIONARY 15.5%
Auto Components 3.2%
American Axle & Manufacturing Holdings, Inc. (a)	400,000	$5,848,000
Motorcar Parts of America, Inc. (a)	230,765	7,961,392
Total		13,809,392
Diversified Consumer Services 1.3%
Sotheby’s	250,000	5,687,500
Hotels, Restaurants & Leisure 2.4%
Texas Roadhouse, Inc.	240,000	10,010,400
Household Durables 5.0%
Beazer Homes USA, Inc. (a)	631,148	4,620,004
Lennar Corp., Class A	205,000	8,597,700
William Lyon Homes, Inc. Class A (a)	675,263	8,008,619
Total		21,226,323
Specialty Retail 0.9%
Vitamin Shoppe, Inc. (a)	135,000	3,724,650
Textiles, Apparel & Luxury Goods 2.7%
Hanesbrands, Inc.	400,000	11,396,000
TOTAL CONSUMER DISCRETIONARY		65,854,265
CONSUMER STAPLES 5.4%
Food Products 3.9%
Dean Foods Co.	500,000	9,645,000
WhiteWave Foods Co. (The), Class A (a)	175,000	6,776,000
Total		16,421,000
Personal Products 1.5%
Herbalife Ltd. (a)	120,000	6,570,000
TOTAL CONSUMER STAPLES		22,991,000
ENERGY 4.1%
Energy Equipment & Services 4.1%
Archrock, Inc.	500,000	1,995,000
Exterran Corp. (a)	350,000	4,774,000
Superior Energy Services, Inc.	450,000	4,626,000
Tetra Technologies, Inc. (a)	1,200,000	6,048,000
Total		17,443,000
TOTAL ENERGY		17,443,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.9%
Banks 2.0%
Opus Bank	256,287	$8,267,819
Insurance 8.4%
Endurance Specialty Holdings Ltd.	144,000	8,966,880
Hanover Insurance Group, Inc. (The)	105,000	8,709,750
Lincoln National Corp.	200,000	7,306,000
State National Companies, Inc.	967,849	10,907,658
Total		35,890,288
Real Estate Investment Trusts (REITs) 3.3%
Gaming and Leisure Properties, Inc.	260,000	6,809,400
Ladder Capital Corp., Class A	699,999	7,237,990
Total		14,047,390
Thrifts & Mortgage Finance 2.2%
BofI Holding, Inc. (a)	510,000	9,450,300
TOTAL FINANCIALS		67,655,797
HEALTH CARE 11.6%
Biotechnology 2.1%
Ligand Pharmaceuticals, Inc. (a)	96,500	8,905,020
Health Care Equipment & Supplies 2.6%
Analogic Corp.	100,000	7,498,000
Sirona Dental Systems, Inc. (a)(b)(c)	35,000	3,870,650
Total		11,368,650
Health Care Providers & Services 4.8%
PharMerica Corp. (a)	375,000	8,666,250
WellCare Health Plans, Inc. (a)	130,000	11,683,100
Total		20,349,350
Pharmaceuticals 2.1%
Impax Laboratories, Inc. (a)	270,000	8,826,300
TOTAL HEALTH CARE		49,449,320
INDUSTRIALS 13.7%
Aerospace & Defense 2.2%
Cubic Corp.	260,000	9,136,400
Airlines 4.0%
United Continental Holdings, Inc. (a)	300,000	17,178,000

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 3.0%
Waste Connections, Inc.	210,000	$12,950,700
Electrical Equipment 1.1%
EnerSys	90,000	4,622,400
Road & Rail 3.4%
Swift Transportation Co. (a)	850,000	14,484,000
TOTAL INDUSTRIALS		58,371,500
INFORMATION TECHNOLOGY 15.8%
Communications Equipment 5.2%
Calix, Inc. (a)	1,279,425	8,892,004
Extreme Networks, Inc. (a)	3,500,000	9,870,000
Viavi Solutions, Inc. (a)	550,000	3,591,500
Total		22,353,504
Electronic Equipment, Instruments & Components 1.8%
Belden, Inc.	140,000	7,667,800
IT Services 3.8%
CACI International, Inc., Class A (a)	120,441	11,637,009
EPAM Systems, Inc. (a)	64,000	4,376,320
Total		16,013,329
Semiconductors & Semiconductor Equipment 2.0%
Ultratech, Inc. (a)	409,939	8,313,563
Software 3.0%
BroadSoft, Inc. (a)	350,000	12,911,500
TOTAL INFORMATION TECHNOLOGY		67,259,696
MATERIALS 7.2%
Chemicals 5.4%
Ferro Corp. (a)	911,380	9,050,003
Minerals Technologies, Inc.	275,000	13,975,500
Total		23,025,503
Containers & Packaging 1.8%
Owens-Illinois, Inc. (a)	500,000	7,480,000
TOTAL MATERIALS		30,505,503

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 1.0%
Globalstar, Inc. (a)	2,750,000	$4,290,000
Wireless Telecommunication Services 3.8%
Telephone & Data Systems, Inc.	600,000	16,032,000
TOTAL TELECOMMUNICATION SERVICES		20,322,000
Total Common Stocks (Cost: $342,417,676)		$399,852,081

Limited Partnerships 1.9%
ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Sunoco LP	275,000	8,263,750
TOTAL ENERGY		8,263,750
Total Limited Partnerships (Cost: $10,050,447)		$8,263,750

	Shares	Value

Money Market Funds 6.9%
Columbia Short-Term Cash Fund, 0.420% (d)(e)	29,420,713	$29,420,713
Total Money Market Funds (Cost: $29,420,713)		$29,420,713
Total Investments (Cost: $381,888,836) (f)		$437,536,544(g	)
Other Assets & Liabilities, Net		(12,018,477)
Net Assets		$425,518,067

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $3,870,650, which represents 0.91% of net assets.

(c)            Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $3,870,650, which represents 0.91% of net assets.  Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Sirona Dental Systems, Inc.	08-14-12 - 10-02-12	1,839,340

(d)            The rate shown is the seven-day current annualized yield at February 29, 2016.

(e)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,094,229	101,916,643	(93,590,159)	29,420,713	43,786	29,420,713

(f)             At February 29, 2016, the cost of securities for federal income tax purposes was approximately $381,889,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$113,074,000
Unrealized Depreciation	(57,426,000)
Net Unrealized Appreciation	$55,648,000

(g)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	65,854,265	—	—	65,854,265
Consumer Staples	22,991,000	—	—	22,991,000
Energy	17,443,000	—	—	17,443,000
Financials	67,655,797	—	—	67,655,797
Health Care	45,578,670	3,870,650	—	49,449,320
Industrials	58,371,500	—	—	58,371,500
Information Technology	67,259,696	—	—	67,259,696
Materials	30,505,503	—	—	30,505,503
Telecommunication Services	20,322,000	—	—	20,322,000
Total Common Stocks	395,981,431	3,870,650	—	399,852,081
Limited Partnerships
Energy	8,263,750	—	—	8,263,750
Money Market Funds	—	29,420,713	—	29,420,713
Total Investments	404,245,181	33,291,363	—	437,536,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	24,549,429	24,549,429	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 2.0%
Diversified Consumer Services 1.7%
LifeLock, Inc. (a)(b)	5,708,300	$62,962,549
Media 0.3%
Viacom, Inc., Class B	367,700	13,549,745
TOTAL CONSUMER DISCRETIONARY		76,512,294
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (a)(c)(d)(e)	49,382	—
TOTAL FINANCIALS		—
HEALTH CARE 0.8%
Health Care Technology 0.8%
Veeva Systems Inc., Class A (a)	1,141,100	27,717,319
TOTAL HEALTH CARE		27,717,319
INFORMATION TECHNOLOGY 96.0%
Communications Equipment 6.0%
Arista Networks, Inc. (a)	878,757	60,230,005
Arris International PLC (a)	465,200	11,113,628
Cisco Systems, Inc.	2,954,400	77,346,192
F5 Networks, Inc. (a)	567,700	54,595,709
Flashpoint Technology, Inc. (a)(c)(d)(e)	246,914	—
Palo Alto Networks, Inc. (a)	157,800	22,847,862
Total		226,133,396
Internet Software & Services 7.3%
Alphabet, Inc., Class A (a)	126,600	90,800,052
Alphabet, Inc., Class C (a)	153,851	107,352,612
eBay, Inc. (a)	618,800	14,727,440
Facebook, Inc., Class A (a)	506,300	54,133,596
Q2 Holdings, Inc. (a)	284,674	5,770,342
Total		272,784,042
IT Services 7.0%
CSRA, Inc.	954,900	24,779,655
Euronet Worldwide, Inc. (a)	277,523	18,188,857
Fidelity National Information Services, Inc.	500,600	29,159,950
PayPal Holdings, Inc. (a)	271,400	10,351,196
Sabre Corp.	658,631	17,881,832
Travelport Worldwide Ltd.	3,741,406	48,563,450

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	1,601,200	$115,910,868
Total		264,835,808
Semiconductors & Semiconductor Equipment 48.2%
Advanced Energy Industries, Inc. (a)(b)	2,550,354	76,077,060
Broadcom Ltd.	1,868,601	250,336,476
Cavium, Inc. (a)	816,748	48,588,339
Cypress Semiconductor Corp.	2,746,800	21,919,464
Integrated Device Technology, Inc. (a)	532,200	10,335,324
Lam Research Corp.	4,654,432	341,169,866
Lattice Semiconductor Corp. (a)(b)	10,907,877	69,046,861
Mattson Technology, Inc. (a)(b)	7,490,187	27,039,575
Maxim Integrated Products, Inc.	3,931,400	133,117,204
Microsemi Corp. (a)	3,115,695	107,896,518
NXP Semiconductors NV (a)	485,777	34,606,753
ON Semiconductor Corp. (a)	3,590,100	30,120,939
Qorvo, Inc. (a)	3,318,277	149,587,927
Skyworks Solutions, Inc.	1,526,726	101,450,943
Synaptics, Inc. (a)(b)	2,652,049	215,372,899
Teradyne, Inc. (b)	10,617,877	202,589,093
Total		1,819,255,241
Software 20.1%
Activision Blizzard, Inc.	824,423	26,109,476
AVG Technologies NV (a)	2,001,000	38,299,140
Check Point Software Technologies Ltd. (a)	961,149	79,842,648
CommVault Systems, Inc. (a)	96,000	3,597,120
Fortinet, Inc. (a)	1,118,700	31,771,080
Nuance Communications, Inc. (a)	3,364,494	65,641,278
Oracle Corp.	505,400	18,588,612
PTC, Inc. (a)	283,300	8,756,803
Rovi Corp. (a)(b)	5,424,300	123,565,554
Salesforce.com, Inc. (a)	532,251	36,060,005
ServiceNow, Inc. (a)	118,900	6,538,311
Splunk, Inc. (a)	296,600	12,931,760
Synopsys, Inc. (a)	6,212,001	277,987,045
Verint Systems, Inc. (a)	796,055	28,283,834
Total		757,972,666
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	1,719,900	166,297,131
CPI Card Group, Inc. (a)	2,548,582	20,159,284
Electronics for Imaging, Inc. (a)	1,305,991	51,730,303
EMC Corp.	629,900	16,459,287
Hewlett Packard Enterprise Co.	1,131,900	15,020,313

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	238,400	$10,377,552
Total		280,043,870
TOTAL INFORMATION TECHNOLOGY		3,621,025,023
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Ooma, Inc. (a)	643,500	3,880,305
TOTAL TELECOMMUNICATION SERVICES		3,880,305
Total Common Stocks (Cost: $2,813,739,198)		$3,729,134,941

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.420% (b)(f)	64,909,942	$64,909,942
Total Money Market Funds (Cost: $64,909,942)		$64,909,942
Total Investments
(Cost: $2,878,649,140) (g)		$3,794,044,883(h)
Other Assets & Liabilities, Net		(21,418,542)
Net Assets		$3,772,626,341

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,210,807	795,206,643	(785,507,508)	—	64,909,942	85,243	64,909,942
Advanced Energy Industries, Inc.	51,047,540	4,369,182	(951,726)	35,438	54,500,434	—	76,077,060
Lattice Semiconductor Corp.	64,666,693	4,117,898	—	—	68,784,591	—	69,046,861
LifeLock, Inc.*	39,210,672	32,824,095	—	—	72,034,767	—	62,962,549
Mattson Technology, Inc.	19,628,264	2,805,628	—	—	22,433,892	—	27,039,575
Rovi Corp*	60,147,464	34,560,962	—	—	94,708,426	—	123,565,554
Synaptics, Inc.	137,052,790	15,155,761	(29,648,170)	5,202,325	127,762,706	—	215,372,899
Teradyne, Inc.*	166,467,341	3,250,248	(3,727,643)	669,397	166,659,343	1,904,666	202,589,093
Total	593,431,571	892,290,417	(819,835,047)	5,907,160	671,794,101	1,989,909	841,563,533

* Issuer was not an affiliate for the entire period ended February 29, 2016.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $0, which represents less than 0.01% of net assets.  Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-1999	1,000,844
Hanei Corp.	09-10-1999	—

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(g)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $2,878,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,048,787,000
Unrealized Depreciation	(133,391,000)
Net Unrealized Appreciation	$915,396,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	76,512,294	—	—	76,512,294
Financials	—	—	0(a)	0(a)
Health Care	27,717,319	—	—	27,717,319
Information Technology	3,621,025,023	—	0(a)	3,621,025,023
Telecommunication Services	3,880,305	—	—	3,880,305
Total Common Stocks	3,729,134,941	—	0(a)	3,729,134,941
Money Market Funds	—	64,909,942	—	64,909,942
Total Investments	3,729,134,941	64,909,942	0(a)	3,794,044,883

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	55,210,807	55,210,807	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Portfolio of Investments

Columbia Small/Mid Cap Value Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 14.9%
Auto Components 1.9%
Motorcar Parts of America, Inc. (a)	210,000	$7,245,000
Tenneco, Inc. (a)	186,000	8,466,720
Total		15,711,720
Diversified Consumer Services 1.7%
Houghton Mifflin Harcourt Co. (a)	277,800	5,225,418
Nord Anglia Education, Inc. (a)	435,000	8,434,650
Total		13,660,068
Hotels, Restaurants & Leisure 1.5%
Penn National Gaming, Inc. (a)	395,000	5,466,800
Red Robin Gourmet Burgers, Inc. (a)	100,000	6,510,000
Total		11,976,800
Household Durables 2.1%
D.R. Horton, Inc.	335,000	8,951,200
Helen of Troy Ltd. (a)	91,000	8,677,760
Total		17,628,960
Media 2.4%
AMC Entertainment Holdings, Inc., Class A	310,000	7,449,300
EW Scripps Co. (The), Class A	260,000	4,487,600
Sinclair Broadcast Group, Inc., Class A	240,000	7,408,800
Total		19,345,700
Multiline Retail 1.5%
JCPenney Co., Inc. (a)	1,185,000	12,087,000
Specialty Retail 2.7%
American Eagle Outfitters, Inc.	400,000	6,104,000
Best Buy Co., Inc.	182,000	5,894,980
Express, Inc. (a)	365,000	6,288,950
TravelCenters of America LLC (a)	490,000	4,228,700
Total		22,516,630
Textiles, Apparel & Luxury Goods 1.1%
Skechers U.S.A., Inc., Class A (a)	267,000	8,789,640
TOTAL CONSUMER DISCRETIONARY		121,716,518
CONSUMER STAPLES 3.9%
Food & Staples Retailing 1.7%
Performance Food Group Co. (a)	395,000	9,768,350
Rite Aid Corp. (a)	490,000	3,895,500
Total		13,663,850
Food Products 2.2%
Dean Foods Co.	200,000	3,858,000

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Post Holdings, Inc. (a)	47,000	$3,264,620
TreeHouse Foods, Inc. (a)	131,000	11,059,020
Total		18,181,640
TOTAL CONSUMER STAPLES		31,845,490
ENERGY 4.7%
Energy Equipment & Services 1.2%
Rowan Companies PLC, Class A	420,000	5,594,400
Weatherford International PLC (a)	710,000	4,544,000
Total		10,138,400
Oil, Gas & Consumable Fuels 3.5%
Aegean Marine Petroleum Network, Inc.	650,000	4,660,500
Matador Resources Co. (a)	480,000	7,747,200
Parsley Energy, Inc., Class A (a)	520,000	9,557,600
PDC Energy, Inc. (a)	126,000	6,313,860
Total		28,279,160
TOTAL ENERGY		38,417,560
FINANCIALS 31.5%
Banks 7.4%
Customers Bancorp, Inc. (a)	330,000	7,474,500
East West Bancorp, Inc.	247,000	7,402,590
First Republic Bank	105,000	6,461,700
Huntington Bancshares, Inc.	1,150,000	10,062,500
Prosperity Bancshares, Inc.	141,000	5,703,450
Umpqua Holdings Corp.	583,000	8,768,320
Wilshire Bancorp, Inc.	530,000	5,215,200
Zions Bancorporation	440,000	9,380,800
Total		60,469,060
Capital Markets 2.2%
E*TRADE Financial Corp. (a)	385,000	9,032,100
Virtu Financial, Inc. Class A	400,000	8,924,000
Total		17,956,100
Insurance 7.5%
American Equity Investment Life Holding Co.	440,000	5,984,000
Amtrust Financial Services, Inc.	364,000	8,899,800
Assured Guaranty Ltd.	430,000	10,668,300
CNO Financial Group, Inc.	420,000	7,320,600
FNF Group	285,000	9,399,300
Hartford Financial Services Group, Inc. (The)	190,000	8,002,800
Willis Towers Watson PLC	65,000	7,365,800

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
XL Group PLC	110,000	$3,781,800
Total		61,422,400
Real Estate Investment Trusts (REITs) 11.7%
Alexandria Real Estate Equities, Inc.	115,000	9,103,400
American Assets Trust, Inc.	283,000	10,496,470
Chesapeake Lodging Trust	268,000	6,809,880
CubeSmart	220,000	6,578,000
First Industrial Realty Trust, Inc.	370,000	7,962,400
Highwoods Properties, Inc.	265,000	11,540,750
Mack-Cali Realty Corp.	380,000	7,562,000
Mid-America Apartment Communities, Inc.	71,000	6,385,740
PS Business Parks, Inc.	78,000	7,161,180
QTS Realty Trust Inc., Class A	160,000	7,123,200
Sun Communities, Inc.	94,000	6,347,820
Tanger Factory Outlet Centers, Inc.	250,000	8,020,000
Total		95,090,840
Thrifts & Mortgage Finance 2.7%
EverBank Financial Corp.	660,000	8,593,200
Flagstar Bancorp, Inc. (a)	425,000	8,160,000
MGIC Investment Corp. (a)	720,000	4,924,800
Total		21,678,000
TOTAL FINANCIALS		256,616,400
HEALTH CARE 5.9%
Biotechnology 0.5%
Emergent Biosolutions, Inc. (a)	110,000	3,721,300
Health Care Equipment & Supplies 2.4%
Globus Medical, Inc., Class A (a)	370,000	8,991,000
Teleflex, Inc.	75,000	10,711,500
Total		19,702,500
Health Care Providers & Services 2.6%
Amsurg Corp. (a)	42,000	2,858,100
LifePoint Health, Inc. (a)	65,000	4,053,400
PharMerica Corp. (a)	195,000	4,506,450
VCA, Inc. (a)	200,000	10,206,000
Total		21,623,950
Pharmaceuticals 0.4%
Catalent, Inc. (a)	134,000	3,252,180
TOTAL HEALTH CARE		48,299,930

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 13.5%
Airlines 2.7%
Alaska Air Group, Inc.	114,000	$8,424,600
JetBlue Airways Corp. (a)	320,000	7,040,000
Spirit Airlines, Inc. (a)	132,000	6,303,000
Total		21,767,600
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	257,000	8,069,800
Deluxe Corp.	160,000	9,185,600
Steelcase, Inc., Class A	300,000	3,747,000
West Corp.	320,000	7,129,600
Total		28,132,000
Construction & Engineering 2.1%
Granite Construction, Inc.	143,000	5,927,350
Jacobs Engineering Group, Inc. (a)	124,000	4,792,600
MasTec, Inc. (a)	370,000	6,282,600
Total		17,002,550
Machinery 3.0%
Actuant Corp., Class A	265,000	6,203,650
Barnes Group, Inc.	185,000	6,347,350
Oshkosh Corp.	193,000	6,658,500
Wabash National Corp. (a)	450,000	5,278,500
Total		24,488,000
Professional Services 0.8%
TrueBlue, Inc. (a)	285,000	6,540,750
Trading Companies & Distributors 1.4%
Beacon Roofing Supply, Inc. (a)	251,000	9,061,100
Neff Corp. Class A (a)(b)	540,549	2,632,474
Total		11,693,574
TOTAL INDUSTRIALS		109,624,474
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 0.8%
Finisar Corp. (a)	440,000	6,415,200
Electronic Equipment, Instruments & Components 1.4%
Fabrinet (a)	130,000	3,711,500
Jabil Circuit, Inc.	385,000	8,027,250
Total		11,738,750
IT Services 0.8%
Booz Allen Hamilton Holdings Corp.	238,000	6,568,800

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc. (a)	160,000	$5,636,800
Cypress Semiconductor Corp.	540,000	4,309,200
Integrated Device Technology, Inc. (a)	295,000	5,728,900
Kulicke & Soffa Industries, Inc. (a)	660,000	7,458,000
Total		23,132,900
Software 1.7%
AVG Technologies NV (a)	230,000	4,402,200
Take-Two Interactive Software, Inc. (a)	255,000	9,177,450
Total		13,579,650
Technology Hardware, Storage & Peripherals 1.0%
Super Micro Computer, Inc. (a)	250,000	8,117,500
TOTAL INFORMATION TECHNOLOGY		69,552,800
MATERIALS 4.5%
Chemicals 2.7%
Albemarle Corp.	208,000	11,693,760
Cabot Corp.	160,000	7,124,800
Orion Engineered Carbons SA	245,200	3,150,820
Total		21,969,380
Construction Materials 0.7%
Martin Marietta Materials, Inc.	40,000	5,704,800
Metals & Mining 1.1%
Steel Dynamics, Inc.	500,000	9,095,000
TOTAL MATERIALS		36,769,180
UTILITIES 8.9%
Electric Utilities 2.8%
ITC Holdings Corp.	265,000	10,766,950
Pinnacle West Capital Corp.	175,000	12,045,250
Total		22,812,200
Gas Utilities 4.9%
AGL Resources, Inc.	165,000	10,667,250
New Jersey Resources Corp.	215,000	7,443,300
South Jersey Industries, Inc.	420,000	10,689,000
Southwest Gas Corp.	186,000	11,346,000
Total		40,145,550

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.2%
CMS Energy Corp.	250,000	$9,890,000
TOTAL UTILITIES		72,847,750
Total Common Stocks (Cost: $755,804,635)		$785,690,102

Limited Partnerships 0.9%

FINANCIALS 0.9%
Capital Markets 0.9%
Lazard Ltd., Class A	200,000	7,036,000
TOTAL FINANCIALS		7,036,000
Total Limited Partnerships (Cost: $6,911,103)		$7,036,000

	Shares	Value

Exchange-Traded Funds 0.2%
Market Vectors Biotech ETF	18,000	$1,807,020
Total Exchange-Traded Funds (Cost: $1,957,923)		$1,807,020

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	23,476,926	$23,476,926
Total Money Market Funds (Cost: $23,476,926)		$23,476,926
Total Investments
(Cost: $788,150,587) (d)		$818,010,048(e)
Other Assets & Liabilities, Net		(2,579,808)
Net Assets		$815,430,240

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,147,869	238,423,981	(238,094,924)	23,476,926	44,712	23,476,926
Neff Corp. Class A	8,108,235	—	—	8,108,235	—	2,632,474
Total	31,256,104	238,423,981	(238,094,924)	31,585,161	44,712	26,109,400

(c)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(d)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $788,151,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,350,000
Unrealized Depreciation	(51,491,000)
Net Unrealized Appreciation	$29,859,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	121,716,518	—	—	121,716,518
Consumer Staples	31,845,490	—	—	31,845,490
Energy	38,417,560	—	—	38,417,560
Financials	256,616,400	—	—	256,616,400
Health Care	48,299,930	—	—	48,299,930
Industrials	109,624,474	—	—	109,624,474
Information Technology	69,552,800	—	—	69,552,800
Materials	36,769,180	—	—	36,769,180
Utilities	72,847,750	—	—	72,847,750
Total Common Stocks	785,690,102	—	—	785,690,102
Limited Partnerships
Financials	7,036,000	—	—	7,036,000
Exchange-Traded Funds	1,807,020	—	—	1,807,020
Money Market Funds	—	23,476,926	—	23,476,926
Total Investments	794,533,122	23,476,926	—	818,010,048

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	23,147,869	23,147,869	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) 99.4%
Federal Home Loan Mortgage Corp.
12/01/16- 04/01/22	6.500%	$88,493	$94,766
04/01/17	7.000%	17,854	18,011
10/01/17- 06/01/31	8.000%	151,196	174,904
01/01/20	10.500%	9,172	9,248
10/01/24- 04/01/40	5.000%	15,171,198	16,886,522
01/01/30- 06/01/33	5.500%	9,003,465	10,017,634
04/01/33- 11/01/37	6.000%	3,823,657	4,381,120
07/01/39- 08/01/41	4.500%	25,745,481	28,256,723
04/01/41- 06/01/45	4.000%	47,712,392	51,462,857
01/01/42- 10/01/45	3.500%	270,524,643	284,719,838
03/01/45- 05/01/45	3.000%	71,037,393	73,530,915
Federal Home Loan Mortgage Corp. (b)
CMO Series 4119 Class SP
10/15/42	2.327%	3,461,858	3,626,982
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.573%	19,138,305	4,335,807
CMO IO STRIPS Series 309 Class S4
08/15/43	5.543%	19,813,316	4,523,574
CMO IO STRIPS Series 312 Class S1
09/15/43	5.523%	11,981,526	2,765,600
CMO IO STRIPS Series 326 Class S1
03/15/44	5.573%	8,569,722	2,018,934
CMO IO STRIPS Series 337 Class S1
09/15/44	5.623%	15,813,431	3,964,922
CMO IO Series 264 Class S1
07/15/42	5.523%	18,660,388	4,070,713
CMO IO Series 272 Class S1
08/15/42	5.573%	39,574,106	8,966,379
CMO IO Series 2957 Class SW
04/15/35	5.573%	2,522,091	463,767
CMO IO Series 311 Class S1
08/15/43	5.523%	46,232,253	9,199,209
CMO IO Series 318 Class S1
11/15/43	5.523%	15,570,052	3,944,803
CMO IO Series 325 Class S1
03/15/44	5.523%	20,216,837	4,560,851
CMO IO Series 326 Class S2
03/15/44	5.523%	12,708,041	2,850,284
CMO IO Series 3280 Class SI
02/15/37	6.013%	1,626,361	213,823
CMO IO Series 336 Class 30
08/15/44	5.623%	13,078,484	3,111,442
CMO IO Series 3453 Class W
12/15/32	6.975%	7,717,150	1,591,178
CMO IO Series 3630 Class AI
03/15/17	1.931%	270,498	4,219
CMO IO Series 3761 Class KS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
06/15/40	5.573%	$2,214,243	$218,969
CMO IO Series 3913 Class SW
09/15/40	6.173%	6,678,246	984,390
CMO IO Series 4068 Class GI
09/15/36	1.792%	20,840,341	1,582,401
CMO IO Series 4094 Class SY
08/15/42	5.653%	19,162,940	4,619,428
CMO IO Series 4107 Class KS
06/15/38	1.717%	15,333,332	1,289,288
CMO IO Series 4174 Class SB
05/15/39	5.773%	28,748,027	4,312,351
CMO IO Series 4175 Class ES
06/15/38	5.723%	9,106,183	1,004,008
CMO IO Series 4183 Class AS
04/15/39	5.723%	8,671,237	1,326,998
CMO IO Series 4223 Class DS
12/15/38	5.673%	5,721,771	849,058
CMO IO Series 4286 Class NS
12/15/43	5.473%	7,036,650	1,657,225
Federal Home Loan Mortgage Corp. (c)
CMO IO Series 304 Class C69
12/15/42	4.000%	7,988,661	1,317,063
CMO IO Series 329 Class C5
06/15/43	3.500%	10,938,273	1,830,451
CMO IO Series 3786 Class PI
12/15/37	4.500%	4,587,370	253,961
CMO IO Series 3800 Class HI
01/15/40	4.500%	5,368,636	552,236
CMO IO Series 3807 Class NI
11/15/35	4.500%	12,441,534	547,511
CMO IO Series 4098 Class AI
05/15/39	3.500%	11,087,890	1,334,400
CMO IO Series 4120 Class AI
11/15/39	3.500%	12,215,404	1,339,386
CMO IO Series 4121 Class IA
01/15/41	3.500%	11,878,151	1,867,164
CMO IO Series 4122 Class JI
12/15/40	4.000%	9,477,773	978,124
CMO IO Series 4139 Class CI
05/15/42	3.500%	7,470,284	1,045,811
CMO IO Series 4147 Class CI
01/15/41	3.500%	13,240,662	1,657,354
CMO IO Series 4148 Class BI
02/15/41	4.000%	9,732,135	1,039,698
CMO IO Series 4177 Class IY
03/15/43	4.000%	17,143,004	3,314,579
CMO IO Series 4182 Class DI
05/15/39	3.500%	23,875,337	2,537,915
CMO IO Series 4213 Class DI
06/15/38	3.500%	16,825,113	1,628,087
CMO IO Series 4215 Class IL
07/15/41	3.500%	14,589,809	1,530,198
Federal Home Loan Mortgage Corp. (d)
03/14/46	4.000%	9,500,000	10,122,881
03/14/46	4.500%	5,300,000	5,745,531
Federal National Mortgage Association
08/01/16- 10/01/37	6.500%	7,403,325	8,653,865

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
01/01/17- 02/01/18	7.500%	$1,630	$1,644
11/01/22- 09/01/38	6.000%	3,450,090	3,935,786
03/01/23- 04/01/41	5.500%	20,922,722	23,906,872
06/01/25- 06/01/44	4.500%	157,593,753	172,754,549
02/01/27- 05/01/43	3.000%	129,075,708	133,271,362
05/01/27	2.500%	16,826,068	17,359,359
04/01/29- 09/01/41	5.000%	65,774,757	73,618,491
10/01/31	9.500%	84,388	89,526
11/01/37	8.500%	34,707	38,535
09/01/40- 08/01/45	4.000%	151,534,305	162,991,597
03/01/42- 08/01/45	3.500%	120,088,691	126,789,370
Federal National Mortgage Association (b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.664%	2,638,006	152,214
CMO IO Series 2005-74 Class NI
05/25/35	5.644%	27,251,252	5,868,385
CMO IO Series 2006-5 Class N1
08/25/34	1.826%	15,657,344	243,752
CMO IO Series 2006-5 Class N2
02/25/35	1.873%	61,421,710	2,405,526
CMO IO Series 2007-54 Class DI
06/25/37	5.664%	18,053,765	3,869,028
CMO IO Series 2012-80 Class DS
06/25/39	6.214%	9,269,409	1,387,061
CMO IO Series 2012-97 Class SB
09/25/42	5.564%	10,303,041	2,076,395
CMO IO Series 2013-13 Class SA
03/25/43	5.714%	19,908,366	4,960,090
CMO IO Series 2013-97 Class SB
06/25/32	5.664%	13,383,723	1,747,189
CMO IO Series 416 Class S1
11/25/42	5.664%	11,826,450	2,814,442
Federal National Mortgage Association (c)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	9,033,294	1,546,846
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	39,001,035	4,533,137
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	12,242,204	1,284,806
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	16,642,831	2,245,204
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	7,625,315	815,344
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	28,166,473	3,504,946
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	6,730,501	890,222
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	15,799,929	1,203,781
CMO IO Series 2013-1 Class AI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
02/25/43	3.500%	$7,251,226	$1,310,167
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	5,683,084	532,345
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	18,435,029	2,566,366
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	21,916,766	2,116,384
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	10,224,890	1,195,638
Federal National Mortgage Association (d)
03/17/31- 03/14/46	3.000%	92,000,000	94,963,159
03/17/31- 03/14/46	3.500%	145,750,000	153,322,793
03/14/46	4.000%	178,000,000	189,938,496
03/14/46	5.000%	7,000,000	7,751,530
Federal National Mortgage Association (e)
07/01/36- 08/01/38	5.500%	7,719,955	8,743,639
Government National Mortgage Association
03/15/30	7.000%	27,795	27,893
12/15/31- 02/15/32	6.500%	235,168	272,585
09/15/33- 08/20/40	5.000%	22,517,136	25,022,906
Government National Mortgage Association (e)
12/15/32	6.000%	92,099	108,861
Government National Mortgage Association (c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	11,090,228	1,921,460
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	14,868,171	1,835,670
CMO IO Series 2015-175 Class AI
10/16/38	3.500%	36,242,706	5,970,170
Government National Mortgage Association (d)
03/22/46	3.000%	47,000,000	48,674,375
03/22/46	3.500%	61,500,000	64,940,156
Vendee Mortgage Trust (b)(c)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.329%	2,036,920	16,179
CMO IO Series 1998-3 Class IO
03/15/29	0.154%	2,415,107	3,069
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,950,005,009)			$1,962,444,656

Residential Mortgage-Backed Securities - Non-Agency 10.9%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(f)
08/25/54	3.850%	10,063,764	9,954,069
ASG Resecuritization Trust (b)(f)
CMO Series 2013-2 Class 1A60
12/28/35	2.370%	3,251,037	3,199,947
CMO Series 2013-2 Class 2A70
11/28/35	2.387%	2,531,502	2,470,664

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (f)(g)
05/25/47	4.000%	$5,936,014	$5,943,434
BCAP LLC Trust (b)(f)
07/26/36	2.734%	3,996,175	3,946,586
CMO Series 2014-RR3 Class 3A1
07/26/36	0.471%	2,463,737	2,357,179
Series 2012-RR10 Class 2A1
09/26/36	2.739%	5,199,129	5,198,378
BCAP LLC Trust (f)
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	2,282,003	2,301,511
Series 2013-RR1 Class 10A1
10/26/36	3.000%	4,395,775	4,391,652
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (f)
08/27/37	6.000%	540,017	548,676
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(f)
11/28/29	3.844%	1,133,876	1,131,292
CIM Trust CMO Series 2015-3AG Class A2 (b)(f)
10/25/57	3.926%	5,000,000	4,858,955
COLT LLC (b)(f)(g)
CMO Series 15-1 Class A1V
12/26/45	3.427%	4,604,116	4,581,095
Series 2015-A Class A1
07/27/20	3.436%	12,794,079	12,742,902
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(f)
02/25/57	4.455%	7,000,000	6,916,068
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class B3
06/25/58	4.500%	3,479,822	3,373,551
Citigroup Mortgage Loan Trust, Inc. (b)(f)
CMO Series 2009-11 Class 1A2
02/25/37	2.661%	710,201	596,997
CMO Series 2009-9 Class 1A3
04/25/34	2.793%	2,489,441	2,250,251
CMO Series 2010-7 Class 3A4
12/25/35	5.695%	3,000,000	3,117,963
CMO Series 2014-A Class B2
01/25/35	5.436%	2,562,200	2,627,115
CMO Series 2014-C Class A
02/25/54	3.250%	1,494,794	1,433,787
Citigroup Mortgage Loan Trust, Inc. (f)
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	5,890,352	5,900,748
Credit Suisse Mortgage Capital Certificates (b)(f)
04/27/37	5.858%	2,586,355	2,618,218
CMO Series 2012-6R Class 1A1
11/26/37	2.812%	7,944,782	7,835,650
CMO Series 2013-2R Class 1A5
05/27/36	4.172%	5,818,000	5,594,744
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	6,321,180	6,207,771

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2014-RPL4 Class A2
08/25/62	4.577%	$8,250,000	$8,016,255
Series 2012-11 Class 3A2
06/29/47	1.424%	9,499,870	8,437,547
Credit Suisse Mortgage Capital Certificates (f)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	127,995	128,063
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,120,884	6,078,787
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	1,977,675	1,906,798
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,135,368	3,122,846
Credit Suisse Securities (USA) LLC (b)(f)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	14,463,295	14,141,138
Credit Suisse Securities (USA) LLC (f)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	2,332,846	2,267,135
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,500,000	5,406,500
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	363,231	367,337
Jefferies Resecuritization Trust (f)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	1,604,699	1,635,722
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	1,670,258	1,671,127
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(f)
09/26/36	2.855%	5,027,535	4,474,506
NRPL Trust (b)(f)
Series 2014-1A Class A1
04/25/54	3.250%	4,334,337	4,326,101
NRPL Trust (f)
Series 2013-1A Class A
08/25/57	4.000%	10,055,443	10,001,143
NZES Series 2015-PLS1 Class A (b)(f)
04/25/17	5.250%	2,499,155	2,477,258
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (b)(c)(f)
01/25/54	2.236%	54,698,938	3,368,071
Pretium Mortgage Credit Partners I (b)(f)
Series 2015-NPL1 Class A1
05/28/30	3.625%	6,689,820	6,609,318
Series 2015-NPL1 Class A2
05/28/30	4.250%	3,000,000	2,860,314
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (b)(f)
07/27/30	3.750%	3,369,441	3,329,549
RBSSP Resecuritization Trust (b)(f)
CMO Series 2009-12 Class 9A1
03/25/36	2.839%	1,388,567	1,366,947

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-1 Class 5A2
12/27/35	2.785%	$5,534,879	$4,964,715
RBSSP Resecuritization Trust (f)
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	4,618,949	4,827,174
VML LLC CMO Series 2014-NPL1 Class A1 (f)
04/27/54	3.875%	2,051,668	2,032,921
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $213,382,554)			$215,916,475

Commercial Mortgage-Backed Securities - Agency 4.2%
FREMF Mortgage Trust Subordinated, Series 2012-K705 Class C (b)(f)
09/25/44	4.161%	2,600,000	2,661,598
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K045 Class A2
01/25/25	3.023%	32,523,000	33,987,618
Series K047 Class A2
05/25/25	3.329%	13,500,000	14,460,535
Federal National Mortgage Association
10/01/19	4.420%	4,011,700	4,373,867
10/01/19	4.430%	4,560,415	4,974,042
01/01/20	4.570%	1,025,434	1,128,599
01/01/20	4.600%	1,689,706	1,861,654
05/01/24	5.030%	3,312,529	3,913,119
Federal National Mortgage Association (b)
Series 2015-M8 Class A2
01/25/25	2.900%	15,000,000	15,471,327
Total Commercial Mortgage-Backed Securities - Agency (Cost: $79,706,881)			$82,832,359

Commercial Mortgage-Backed Securities - Non-Agency 4.8%
225 Liberty Street Trust Series 2016-225L Class D
02/10/36	4.648%	10,000,000	9,455,302
American Homes 4 Rent (b)(f)
Series 2014-SFR1 Class E
06/17/31	2.927%	10,250,000	9,413,662
American Homes 4 Rent (f)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,346,073
B2R Mortgage Trust Series 2015-2 Class D (b)(f)
11/15/48	5.492%	5,000,000	4,432,134
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(f)
07/05/33	4.691%	6,500,000	6,066,358

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(f)
09/15/26	3.931%	$6,928,000	$6,921,280
Banc of America Merrill Lynch Re-Remic Trust (b)(f)
Series 2014-FRR7 Class A
10/26/44	2.686%	5,000,000	4,925,371
Series 2014-FRR7 Class B
10/26/44	2.686%	2,000,000	1,923,566
Series 2015-FR11 Class A705
09/27/44	1.885%	5,500,000	5,010,791
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)
08/10/45	5.794%	10,200,000	9,748,076
Invitation Homes Trust Series 2015-SFR3 Class E (b)(f)
08/17/32	4.177%	3,500,000	3,259,333
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	2,000,000	2,009,561
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(c)
12/15/30	1.076%	247,600	3,005
ORES NPL LLC (f)
Series 2013-LV2 Class A
09/25/25	3.081%	270,624	269,271
Series 2014-LV3 Class A
03/27/24	3.000%	2,152,228	2,152,228
Series 2014-LV3 Class B
03/27/24	6.000%	4,800,000	4,800,000
Rialto Capital Management LLC Series 2014-LT5 Class B (f)
05/15/24	5.000%	7,412,000	7,404,618
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (f)
09/15/24	2.750%	1,235,669	1,232,203
Rialto Real Estate Fund LP Series 2014-LT5 Class A (f)
05/15/24	2.850%	1,743,019	1,738,758
VFC LLC (f)
Series 2014-2 Class A
07/20/30	2.750%	314,111	314,111
Series 2014-2 Class B
07/20/30	5.500%	5,000,000	4,964,695
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	7,542,000	7,536,135
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $97,657,002)			$94,926,531

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 5.4%
A Voce CLO Ltd. Series 2014-1A Class C (b)(f)
07/15/26	4.122%	$3,000,000	$2,300,199
Apidos CDO XVII Series 2014-17A Class A2A (b)(f)
04/17/26	2.670%	6,500,000	6,237,237
Apidos CLO XXII Series 2015-22A Class D (b)(f)
10/20/27	6.336%	4,000,000	3,034,128
Ares CLO Ltd. Series 2014-1A Class B (b)(f)
04/17/26	3.420%	3,250,000	2,973,139
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (b)(f)
10/15/26	7.126%	4,000,000	3,270,856
Ares XXXVIII CLO Ltd. (b)(f)
01/20/27	4.514%	5,000,000	4,239,000
Betony CLO Ltd. Series 2015-1A Class E (b)(f)
04/15/27	5.972%	1,000,000	659,041
Carlyle Global Market Strategies CLO (b)(f)
Series 2013-1A Class B
02/14/25	3.718%	6,300,000	6,083,948
Series 2015-4A Class C
10/20/27	4.394%	6,100,000	5,566,000
Dryden Senior Loan Fund Series 2014-33A Class C (b)(f)
07/15/26	3.472%	10,266,667	9,497,663
GCAT LLC Series 2014-2 Class A1 (b)(f)
10/25/19	3.721%	5,194,326	5,167,774
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (b)(f)
04/25/25	2.369%	8,000,000	7,640,872
Madison Park Funding Ltd. (b)(f)
10/21/26	3.420%	7,000,000	6,717,725
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (b)(f)
04/20/26	2.824%	13,000,000	12,699,466
Nomad CLO Ltd. Series 2013-1A Class B (b)(f)
01/15/25	3.572%	10,000,000	9,174,790
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(f)
04/20/25	2.274%	4,500,000	4,231,634
OZLM XIV Ltd. Series 2015-14A Class C (b)(f)
01/15/29	4.732%	6,000,000	5,348,304
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(f)
01/25/55	3.475%	2,140,595	2,133,917

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SoFi Professional Loan Program LLC Series 2015-D Class RC (f)(h)
10/26/37	0.000%	$6	$4,000,000
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(f)
07/14/26	4.224%	7,500,000	6,488,992
Total Asset-Backed Securities - Non-Agency (Cost: $114,663,327)			$107,464,685

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 3.0%
Tri-party TD Securities (USA) LLC dated 02/29/16, matures 03/01/16, repurchase price $60,000,500 (collateralized by U.S. Government Agencies, Total Market Value $61,200,001)
	0.300%	$60,000,000	$60,000,000
Total Repurchase Agreements (Cost: $60,000,000)			$60,000,000

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.1%
Put - OTC 5-Year Interest Rate Swap(i)
	50,000,000	2.00	12/02/2016	$190,890
Put - OTC 5-Year Interest Rate Swap(i)
	100,000,000	2.00	12/12/2016	402,400
Put - OTC 5-Year Interest Rate Swap(i)
	238,000,000	2.15	09/09/2016	306,401
Put - OTC 5-Year Interest Rate Swap(i)
	150,000,000	2.75	05/31/2017	358,170
Put - OTC 5-Year Interest Rate Swap(i)
	100,000,000	3.00	05/17/2017	141,800
Put - OTC 5-Year Interest Rate Swap(i)
	130,000,000	3.25	08/18/2017	204,152
Put - OTC 5-Year Interest Rate Swap(i)
	50,000,000	4.00	08/17/2017	24,870
Total Options Purchased Puts (Cost: $18,394,750)				$1,628,683

	Shares	Value
Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.420% (j)(k)	17,145,907	$17,145,907
Total Money Market Funds (Cost: $17,145,907)		$17,145,907
Total Investments (Cost: $2,550,955,430) (l)		$2,542,359,296(m)
Other Assets & Liabilities, Net		(567,406,816)
Net Assets		$1,974,952,480

At February 29, 2016, securities and cash totaling $26,571,160 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	167	USD	36,497,328	06/2016	—	(23,743)
US 5YR NOTE (CBT)	2,101	USD	254,188,172	06/2016	95,228	—
Total			290,685,500		95,228	(23,743)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(864)	USD	(112,765,500)	06/2016	—	(94,876)
US LONG BOND(CBT)	(20)	USD	(3,290,625)	06/2016	6,239	—
Total			(116,056,125)		6,239	(94,876)

Credit Default Swap Contracts Outstanding at February 29, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	6,250,000	(733,387)	812,728	2,604	81,945	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	19,050,000	(2,235,363)	1,183,762	7,938	—	(1,043,663)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187%	17,500,000	(2,053,483)	1,427,735	7,292	—	(618,456)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	9,000,000	(1,399,914)	1,088,351	3,750	—	(307,813)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	9,400,000	(1,462,132)	1,218,760	3,917	—	(239,455)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591%	4,000,000	(622,184)	686,759	1,667	66,242	—
Total									148,187	(2,209,387)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at February 29, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	USD	210,000,000	—	(5,629,265)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.303	02/28/2023	USD	315,000,000	1,119,090	—
Total							1,119,090	(5,629,265)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 29, 2016:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
03/14/46 4.500%	7,200,000	03/14/16	7,808,625	7,819,718

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At February 29, 2016, the value of these securities amounted to $396,012,457 or 20.05% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $23,267,431, which represents 1.18% of net assets.

(h)	Zero coupon bond.
(i)	Purchased swaption contracts outstanding at February 29, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	238,000,000	3,391,500	306,401
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/06/2021	50,000,000	700,000	190,890
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	3.250	08/22/2022	130,000,000	3,438,500	204,152
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Receive	2.000	12/14/2021	100,000,000	1,357,500	402,400
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Receive	2.750	06/02/2022	150,000,000	4,890,000	358,170
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Receive	4.000	08/21/2022	50,000,000	1,101,250	24,870
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR BBA	Receive	3.000	05/17/2022	100,000,000	3,516,000	141,800
Total							18,394,750	1,628,683

(j)	The rate shown is the seven-day current annualized yield at February 29, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers($)	Value ($)
Columbia Short-Term Cash Fund	37,060,649	266,499,378	(286,414,120)	17,145,907	7,030	17,145,907

(l)

At February 29, 2016, the cost of securities for federal income tax purposes was approximately $2,550,955,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$41,770,000
Unrealized Depreciation	(50,366,000)
Net Unrealized Depreciation	$(8,596,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	1,962,444,656	—	1,962,444,656
Residential Mortgage-Backed Securities - Non-Agency	—	139,852,651	76,063,824	215,916,475
Commercial Mortgage-Backed Securities - Agency	—	82,832,359	—	82,832,359
Commercial Mortgage-Backed Securities - Non-Agency	—	94,657,260	269,271	94,926,531
Asset-Backed Securities - Non-Agency	—	103,464,685	4,000,000	107,464,685
Repurchase Agreements	—	60,000,000	—	60,000,000
Options Purchased Puts	—	1,628,683	—	1,628,683
Money Market Funds	—	17,145,907	—	17,145,907
Total Investments	—	2,462,026,201	80,333,095	2,542,359,296
Forward Sale Commitments	—	(7,819,718)	—	(7,819,718)
Derivatives
Assets
Futures Contracts	101,467	—	—	101,467
Swap Contracts	—	1,267,277	—	1,267,277
Liabilities
Futures Contracts	(118,619)	—	—	(118,619)
Swap Contracts	—	(7,838,652)	—	(7,838,652)
Total	(17,152)	2,447,635,108	80,333,095	2,527,951,051

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	37,060,649	37,060,649	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of May 31, 2015	72,402,795	2,250,199	30,951	74,683,945
Increase (decrease) in accrued discounts/premiums	(26,329)	(63)	—	(26,392)
Realized gain (loss)	—	—	774	774
Change in unrealized appreciation (depreciation)(a)	(1,458,311)	(1,291)	(774)	(1,460,376)
Sales	(12,950,278)	(1,979,574)	(30,951)	(14,960,803)
Purchases	27,307,999	—	4,000,000	31,307,999
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(9,212,052)	—	—	(9,212,052)
Balance as of February 29, 2016	76,063,824	269,271	4,000,000	80,333,095

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2016 was $(1,459,602), which is comprised of Residential Mortgage-Backed Securities – Non-Agency of $(1,458,311) and Commercial Mortgage-Backed Securities – Non-Agency of $(1,291).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2016